As filed with the U.S. Securities and Exchange Commission on December 28, 2012
File Nos. 333-09153 and 811-07737

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	30	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	31	[X]

THE PURISIMA FUNDS
(Exact Name of Registrant as Specified in Charter)

13100 SKYLINE BOULEVARD
WOODSIDE, CALIFORNIA 94062-4547
(Address of Principal Executive Offices)

(415) 851-7925
(Registrant’s Telephone Number, including Area Code)

KENNETH L. FISHER
13100 Skyline Boulevard
Woodside, California 94062-4547
(Name and Address of Agent for Service)

Copy To:
David A. Hearth, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on December 31, 2012 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Registration Statement of The Purisima Funds is being filed for the purpose of adding the audited financial statements and certain related financial information for the fiscal year ended August 31, 2012, and providing responses to SEC Comments to the Registration Statement for The Purisima Total Return Fund and The Purisima All-Purpose Fund.

December 31, 2012

Prospectus

The Purisima Funds

[Insert Logo]

The Purisima Total Return Fund

Trading Symbol: PURIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus - Total Return Fund

SUMMARY SECTION

Investment Objective

The Purisima Total Return Fund (the “Fund”) seeks a high total return.  (Total return includes capital appreciation, dividend and interest income, and distributions.)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None

Maximum Deferred Sales Charge (Load)	None

Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.09%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.37%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated; you redeem all of your shares at the end of those periods; your investment has a 5% return each year; and the Fund’s operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.09% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks and other equity-like securities, i.e., preferred stock, warrants, rights and depositary receipts.  The Fund’s investments in different types of securities may vary significantly.

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•
Domestic Stock Selection Strategy: Style selection is a high priority, and the Adviser evaluates various criteria, such as large-capitalization stocks versus small-capitalization stocks and growth versus value stocks.

The Adviser believes that a significant portion of the return on an investment in a stock is derived from a weighted exposure to the market’s styles.  Style is defined as the combination of market capitalization size (i.e., large-, mid-, and small-cap) and valuation (low/“value” or high/“growth”).  The resulting six styles are:

M A R K E T C A P	LARGE-CAP VALUE	LARGE-CAP GROWTH
	MID-CAP VALUE	MID-CAP GROWTH
	SMALL-CAP VALUE	SMALL-CAP GROWTH
VALUATION

The Adviser believes that, for extended periods, the market favors certain styles over others.  This favoritism rotates, with all styles leading (and lagging) at various times.  The Adviser also believes that this selection is more important in achieving investment returns than individual stock or manager selection.  The Adviser’s domestic strategy attempts to identify which style the investment cycle will favor and then seeks to purchase superior stocks within it.

The Adviser will consider, among other things, the potential for favorable total return, the sector-, industry-, or style-specific risks of the stock, level of liquidity, issuer-specific fundamentals such as strategic advantages relative to peers, management execution of issuer strategy, and relative valuation and financial condition of the issuer, the existence of any significant known adverse uncertainty, and other operational risks when determining which domestic securities to purchase.  In determining which securities to sell, the Adviser will consider, among other things, whether an overall outlook for equity markets prompts a defensive portfolio allocation, whether strategic shifts in a sector or style allocation require such a sale to achieve the desired portfolio composition, or whether company specific fundamentals cause securities to no longer match the strategic attributes for which they were originally purchased.  The Adviser may also sell securities based upon the need for a complete sale or reduction of a position for risk control or diversification purposes.

•
Foreign Stock Selection Strategy:  The Fund invests largely in common stocks of foreign issuers.  The Fund also invests in foreign securities through American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).  In addition, the Fund may invest in the securities of issuers located in emerging markets.  Like its domestic stock selection strategy, the Adviser uses style selection to make investment decisions regarding foreign stocks for the Fund.  Country selection also is a high priority, and the Adviser generally evaluates countries on a contrarian basis by avoiding those considered to be too popular or “overbought” by investors. After eliminating or reducing the Fund’s exposure to those countries, the Adviser tries to identify foreign countries with strong underlying economic fundamentals, such as expected growth rates and earning yields, and with stable political and financial infrastructure.  Once these markets are isolated, the Adviser searches for top tier companies within them.  The foreign portfolio is constructed by favoring stocks from countries with positive economic factors.  The Adviser believes that by using this top-down approach of considering broadly the desirability of investing in a certain market first, and then the desirability of investing in specific companies within that market, value is added by controlling risk.

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When determining which foreign securities to purchase, the Adviser will consider country-and region-specific factors (including such factors as economic condition, political climate, and investor sentiment), in addition to those factors that are considered when determining which domestic securities to purchase.  The Adviser will decide which foreign securities to sell based upon the same factors that would be considered when determining which domestic securities to sell.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money.  The Fund is not appropriate for all investors.  Market conditions can cause securities to lose money rapidly and unpredictably.

•
General Market Risk: General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Stock Risks:  Because stocks are generally more volatile than fixed-income securities, the risk of loss is often higher for funds holding stocks than for those investing only in fixed-income securities.  Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of a fund.

•	Style Risks: The Adviser may misjudge investment styles and invest the Fund’s assets in styles that will not perform as well as other styles or as well as the general market.

•
Value Style Risk: Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors that are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues that caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors that caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

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•
Growth Style Risk: Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations become more moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

•
Capitalization Risk:  Large-cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or mid-cap companies.  Investment in small- and mid-cap companies, however, may involve more risks than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small- or mid-cap company may lose substantial value.

•
Foreign Investing Risk:  The Fund invests in foreign securities. These securities may involve additional risks, including the possibility of political, economic or social instability in the foreign country a security is issued in, which might significantly lower its valuation.  Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.  Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund’s foreign investments.  For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

•
Emerging Market Risks:  Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. In addition, trading volumes of emerging market securities may be lower and may result in limited liquidity and extreme price volatility.

Performance

The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows how the Fund’s total return has varied from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based market index.  Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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The Purisima Total Return Fund
(as of December 31)

The Fund’s year-to-date return as of September 30, 2012 was 4.98%.

The Purisima Total Return Fund’s highest & lowest quarterly returns:
Highest	21.10%	Qtr ended 6/30/2009
Lowest	-22.68%	Qtr ended 12/31/2008

Average Annual Total Returns (for the periods ended December 31, 2011)

The Purisima Total Return Fund	1 Yr	5 Yrs	10 Yrs
Return before taxes	-7.87%	-1.58%	2.78%
Return after taxes on distributions	-8.01%	-1.85%	2.61%
Return after taxes on distributions and sale of Fund shares	-4.93%	-1.21%	2.49%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	-5.54%	-2.37%	3.62%

After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management

Investment Adviser
Fisher Asset Management, LLC, doing business as Fisher Investments, is the Fund’s investment adviser.

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Investment Policy Committee
The Fund is managed by the Adviser’s Investment Policy Committee (IPC), which currently consists of the following five members:

IPC Member	Primary Titles with the Adviser	Managed the Fund Since
Ken Fisher	Chief Executive Officer, Chief Investment Officer	1996 (Inception)
Jeffrey Silk	Vice Chairman	1996 (Inception)
Andrew Teufel	Vice Chairman	1996 (Inception)
William Glaser	Research Manager	2010
Aaron Anderson	Research Manager	2010

Purchase and Sale of Fund Shares

You may purchase, exchange (into the First American Prime Obligations Fund) or redeem Fund shares on any business day by written request via mail (The Purisima Total Return Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207, for overnight service), by telephone at 1-800-550-1071, or through a financial intermediary.  You may also purchase or redeem shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Type of Account	Minimum Initial Investment	Minimum Additional Investments

Individual, Joint or
Gift to Minors Account	$25,000	$1,000

Automatic Investment Plan	$25,000	$100

IRA or Roth IRA	$2,000	$100

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Investment Objective, Principal and Non-Principal Investment Strategies and Risks

Investment Objective

The Fund’s investment objective as shown in the Summary Section can be changed by the Fund upon 60 days’ prior notice to shareholders.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks and other equity-like securities, i.e., preferred stock, warrants, rights and depositary receipts.  The Fund’s investments in different types of securities may vary significantly.

•
Domestic Stock Selection Strategy: Style selection is a high priority, and the Adviser evaluates various criteria, such as large-capitalization stocks versus small-capitalization stocks and growth versus value stocks.

The Adviser believes that a significant portion of the return on an investment in a stock is derived from a weighted exposure to the market’s styles.  Style is defined as the combination of market capitalization size (i.e., large-, mid-, and small-cap) and valuation (low/“value” or high/“growth”).  The resulting six styles are:

M A R K E T C A P	LARGE-CAP VALUE	LARGE-CAP GROWTH
	MID-CAP VALUE	MID-CAP GROWTH
	SMALL-CAP VALUE	SMALL-CAP GROWTH
VALUATION

The Adviser believes that, for extended periods, the market favors certain styles over others.  This favoritism rotates, with all styles leading (and lagging) at various times.  The Adviser also believes that this selection is more important in achieving investment returns than individual stock or manager selection.  The Adviser’s domestic strategy attempts to identify which style the investment cycle will favor and then seeks to purchase superior stocks within it.

The Adviser will consider, among other things, the potential for favorable total return, the sector-, industry-, or style-specific risks of the stock, level of liquidity, issuer-specific fundamentals such as strategic advantages relative to peers, management execution of issuer strategy, and relative valuation and financial condition of the issuer, the existence of any significant known adverse uncertainty, and other operational risks when determining which domestic securities to purchase.  In determining which securities to sell, the Adviser will consider, among other things, whether an overall outlook for equity markets prompts a defensive portfolio allocation, whether strategic shifts in a sector or style allocation require such a sale to achieve the desired portfolio composition, or whether company specific fundamentals cause securities to no longer match the strategic attributes for which they were originally purchased.  The Adviser may also sell securities based upon the need for a complete sale or reduction of a position for risk control or diversification purposes.

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•
Foreign Stock Selection Strategy:  The Fund invests largely in common stocks of foreign issuers.  The Fund also invests in foreign securities through American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).  In addition, the Fund may invest in the securities of issuers located in emerging markets.  Like its domestic stock selection strategy, the Adviser uses style selection to make investment decisions regarding foreign stocks for the Fund.  Country selection also is a high priority, and the Adviser generally evaluates countries on a contrarian basis by avoiding those considered to be too popular or “overbought” by investors. After eliminating or reducing the Fund’s exposure to those countries, the Adviser tries to identify foreign countries with strong underlying economic fundamentals, such as expected growth rates and earning yields, and with stable political and financial infrastructure.  Once these markets are isolated, the Adviser searches for top tier companies within them.  The foreign portfolio is constructed by favoring stocks from countries with positive economic factors.  The Adviser believes that by using this top-down approach of considering broadly the desirability of investing in a certain market first, and then the desirability of investing in specific companies within that market, value is added by controlling risk.

When determining which foreign securities to purchase, the Adviser will consider country-and region-specific factors (including such factors as economic condition, political climate, and investor sentiment), in addition to those factors that are considered when determining which domestic securities to purchase.  The Adviser will decide which foreign securities to sell based upon the same factors that would be considered when determining which domestic securities to sell.

Equity-Like Securities.  The term equity-like securities, as used in this prospectus, refers to common stock, preferred stock, warrants, rights and depositary receipts.  The Fund will limit its investments in warrants and rights to no more than 5% of its net assets, valued at the lower of cost or market.  Warrants and rights acquired by the Fund in units or attached to securities are not subject to these restrictions.

Foreign Securities.  The Fund may invest without limitation in securities of foreign issuers through sponsored and unsponsored depositary receipts, and may invest up to 5% of its net assets at the time of purchase directly in the securities of foreign issuers. Dividends and interest payable on the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, which may reduce the net return to shareholders.

Emerging Markets. Emerging market countries may have relatively unstable governments and less established market economies than developed countries. Emerging market countries may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. As a result, the Fund may sustain sudden, and some times substantial, fluctuations in the value of its portfolio. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Securities Sale Strategy. For both domestic and foreign stocks in the portfolio, the Fund may sell such securities based on, but not limited to: changes in the overall outlook for equity markets prompting a defensive portfolio allocation; strategic shifts in sector, country, or style allocations requiring such a sale to achieve the desired portfolio composition; changes in company specific fundamentals causing such securities to no longer match the strategic attributes for which they were purchased originally; or the need for a full sale or paring of a position for risk control or diversification purposes.

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Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money.  The Fund is not appropriate for all investors, and is not meant to be a complete investment program.  Market conditions can cause securities to lose money rapidly and unpredictably.

General Market Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Stock Risks. Because stocks are generally more volatile than fixed-income securities, the risk of loss is often higher for funds holding stocks than for those investing only in fixed-income securities.  Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of a fund.

Style Risks. The Adviser may misjudge investment styles and invest the Fund’s assets in styles that will not perform as well as other styles or as well as the general market.

Value Style Risk. Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors that are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues that caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors that caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Growth Style Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations become more moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

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Capitalization Risk. Large-cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or mid-cap companies.  Investment in small- and mid-cap companies, however, may involve more risks than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small- or mid-cap company may lose substantial value.

Foreign Investing Risk. The Fund invests in foreign securities. These securities may involve additional risks, including the possibility of political, economic or social instability in the foreign country a security is issued in, which might significantly lower its valuation.  Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.  Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund’s foreign investments.  For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

Emerging Market Risks. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. In addition, trading volumes of emerging market securities may be lower and may result in limited liquidity and extreme price volatility.

Non-Principal Investment Strategies and Risks

Defensive Strategy. If the Adviser anticipates the potential for poor prospects in the U.S. and/or foreign stock markets, the Fund may, but is not required to, adopt a defensive strategy by investing substantially in fixed-income securities or money market instruments, or employing index put options and other derivative hedging techniques, including short selling.  The Fund may sell securities short in an amount up to 40% of its net assets.  If the Fund adopts a defensive strategy, the Fund may not meet its investment objective.

•
Fixed-Income Securities. The Fund is not limited as to the maturity of its fixed-income investments.  Debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).  The market value of all debt obligations is affected by changes in prevailing interest rates.  The market value of such instruments generally reacts inversely to interest rate changes.  If prevailing interest rates decline, the market value of debt obligations generally increases.  If prevailing interest rates increase, the market value of debt obligations generally decreases.  In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

Foreign fixed-income securities that may be purchased by the Fund include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities or foreign central banks; securities of foreign banks and other foreign business entities; securities indexed or denominated in foreign currencies or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank.  Foreign investment in certain foreign government debt is restricted or controlled to varying degrees, and the Fund makes no guarantee as to payment of principal or interest of any fixed-income security.

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•
Money Market Instruments.  Money market instruments are short-term, high-quality (rated in the top two categories by S&P, Moody’s or other nationally recognized securities rating organizations) instruments denominated in U.S. dollars or other freely convertible currency, including, but not limited to, short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, U.S. finance company obligations, corporate commercial paper, obligations of banks and repurchase agreements.

•
Derivatives. Although the Fund currently is not investing in any derivative securities, the Fund may use derivative securities, including options, to avoid losses or earn additional income.  Securities are considered derivatives when their value is determined or “derived” from the performance of underlying assets, interest rates or indices in which the security does not actually represent ownership.  The price movements of derivatives may be more volatile than those of other securities, and their use often involves greater than ordinary investment risk.  The Fund anticipates using derivatives principally in an attempt to avoid losses, but there is no guarantee such attempts will be successful.

Among the derivatives the Fund may purchase are options.  The Fund can write options up to 25% of the value of its net assets (measured at the time an option is written), and the Fund will not purchase put or call options where the aggregate premiums on its outstanding options exceed 5% of its net assets at the time of purchase.  Any unlisted options purchased are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

•
Short Sales.  The Fund’s short positions represent stocks that the Fund has borrowed from their owners, and then sold to other investors.  The Fund remains obligated to return the borrowed stocks to their owners.  To do this, the Fund will have to purchase the borrowed stocks back at some point in the future and pay whatever the market price for those stocks may then be.  If the price of those stocks has gone up since the time the Fund borrowed the stocks and sold them, the Fund will lose money on the investment.  Although the Fund’s gain is limited by the amount for which it sold the borrowed security, its potential loss is unlimited.  A mutual fund that engages in short selling is more risky than other mutual funds that do not engage in short selling.

Allocation.  Although the Fund primarily invests in common stocks, based on the Adviser’s assessment of economic and market conditions, the Fund may invest some or all of its assets in fixed-income securities.  There is the risk the Adviser’s allocation could cause the Fund not to meet its investment objective.  The Adviser may not correctly anticipate favorable or unfavorable market conditions that would otherwise justify a change in portfolio allocation or style.

Portfolio Turnover.  The Fund may sell a given security, regardless of how long it has been held in the portfolio, and whether the sale is at a gain or loss.  High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

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Portfolio Holdings

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each fiscal quarter, in the annual report and semi-annual report to Fund shareholders, and in the quarterly holdings report on Form N-Q.  Investors may obtain copies of the annual and semi-annual reports free of charge by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-550-1071.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

About the Adviser

Fisher Asset Management, LLC, doing business as Fisher Investments, 13100 Skyline Blvd., Woodside, California 94062-4547, is the Fund’s investment adviser.  The Adviser supervises and manages the investment portfolio of the Fund, and subject to such policies as the Board of Trustees of The Purisima Funds (the “Trust”) may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio.  As of August 31, 2012, the Adviser managed over $$42,537,256,538 for large corporations, pension plans, endowments, foundations, governmental agencies and individuals.  Ken Fisher, the founder, Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, controls the Adviser.  For its services, the Fund pays the Adviser a monthly management fee at a rate equal to 1.00% per annum based upon its average daily net assets.  For the fiscal year ended August 31, 2012, the Adviser received advisory fees of 1.00% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Adviser is available in the semi-annual report to shareholders for the period ended February 28, 2012.

Investment Policy Committee
The Fund is managed by the IPC, which currently consists of the following five members:

IPC Member	Position(s) with Trust	Business Experience During the Past Five Years	Years with the Adviser’s Business
Ken Fisher	President	Chief Executive Officer, Chief Investment Officer, and Chairman of the Adviser; majority shareholder and Chief Executive Officer of Fisher Investments, Inc.; founder of Fisher Investments as a sole proprietorship in 1979, which incorporated as Fisher Investments, Inc. in 1986 and then reorganized as the Adviser, Fisher Asset Management, LLC, doing business as Fisher Investments, in 2005 with Fisher Investments, Inc. becoming the holding company of the Adviser at that time.	33
Jeffrey Silk	N/A	Vice Chairman (since 2005) and member of the IPC (since 1988) of the Adviser.	29
Andrew Teufel	N/A	Vice Chairman (since January 2011), member of the IPC (since 1996), and Co-President (2005 – 2010) of the Adviser.	17
William Glaser	N/A	Member of the IPC (since 2011) and Research Team Leader (since January 2005) of the Adviser.	13
Aaron Anderson	N/A	Member of the IPC (since 2011), Research Manager (since January 2011), Content Manager (February 2009 – December 2010), Client Services Program Manager (August 2008 – February 2009), and Research Analyst (March 2006 – August 2008) of the Adviser.	7

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The Fund’s SAI provides additional information about each IPC member’s compensation, other accounts managed by each IPC member and the IPC member’s ownership of securities in the Fund.

Pricing of Fund Shares

The price you pay when buying Fund shares, and the price you receive when selling (redeeming) Fund shares, is the net asset value of the shares next determined after receipt in “good order” of a complete purchase or redemption request.  “Good order” means that your request contains the Fund’s name, your account number, the amount of your payment (for purchase requests) or the amount to be redeemed (for redemption requests), and the signature(s) of the account owner(s).  The per share net asset value is determined by dividing the total value of its net assets (meaning its assets minus its liabilities) by the total number of shares outstanding at that time.  The net asset value is determined as of the close of regular trading on the New York Stock Exchange on each day it is open for trading.

Shareholder Transactions

Type of Account	Minimum Initial Investment	Minimum Additional Investments

Individual, Joint or
Gift to Minors Account	$25,000	$1,000

Automatic Investment Plan	$25,000	$100

IRA or Roth IRA	$2,000	$100

At the discretion of the Adviser, the Fund may waive the minimum initial and additional investment amounts set forth in the table above for investors in the Fund who are (or are related to) clients or employees of the Adviser.

How to Purchase and Redeem Shares

The Fund may not accept your account if you are investing for another person as attorney-in-fact.  The Fund also may not accept accounts with a “Power of Attorney” in the registration section of the account application.

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How to Open Your Account by Mail

•	Complete the account application that accompanies this Prospectus or obtain an account application by calling 1-800-550-1071.

•	Mail your completed account application directly to:

The Purisima Total Return Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of account applications, purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

To purchase shares by overnight or express mail, please use the following street address:

The Purisima Total Return Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

All account applications must be fully completed and accompanied by payment in the form of a check made payable to “The Purisima Total Return Fund.”  All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order or payment.  If your check is returned for any reason, a $25.00 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  When a purchase is made by check and a redemption is made shortly thereafter, the Fund will delay the mailing of a redemption check until the purchase check clears, which may take as long as 15 calendar days.  If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program.  As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted without providing a permanent street address on your application.  If we do not have a reasonable belief as to the identity of a customer, the account will be rejected, or the customer will not be allowed to perform any transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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How to Open Your Account by Wire

•	To ensure proper credit to your account, please call the transfer agent at 1-800-841-2858 for instructions prior to wiring funds.

•	Initial Investment -- By wire

If you are making an initial investment in the Fund, before you wire funds, please contact the transfer agent by telephone to make arrangements with a service representative to submit your completed account application via mail, overnight delivery, or facsimile.  Upon receipt of your account application, your account will be established, and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

•	For Subsequent Investments -- By wire

Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

•	Funds should be wired through the Federal Reserve System as follows:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA# 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account # 112952137
Further credit: The Purisima Total Return Fund
Name of the Shareholder and Account number

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for any consequences of delays resulting from any banking or the Federal Reserve wire system, or from incomplete wiring instructions.

Purchasing Fund Shares through an Automatic Investment Plan

•
Under an Automatic Investment Plan, your designated bank or other financial institution debits a preauthorized amount ($100 minimum investment amount) on your account each month and applies the amount to the purchase of Fund shares. The Fund requires 15 days after the receipt of your request to initiate an Automatic Investment Plan to verify your account information.  The Automatic Investment Plan can be implemented with any financial institution that is a member of the Automated Clearing House.

•	You may adopt the Automatic Investment Plan at the time an account is opened by completing the appropriate section of the account application.

•	To establish the Automatic Investment Plan after an account is opened, an application may be obtained by calling 1-800-550-1071.

•	You will receive a statement on a quarterly basis showing the purchases made under the Automatic Investment Plan.

•	Redeeming all funds from your account will discontinue your Automatic Investment Plan privileges unless otherwise specified.

•
To change the amount of your investment or to terminate the Automatic Investment Plan, please call the transfer agent five days prior to the effective date.  The transfer agent will charge a $25 fee for any returned payment.

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Rejection of Orders

The Fund may reject any purchase order or exchange request for any reason and without prior notice.  Excessive or short-term trading (such as market timing) in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses.  The Fund may reject a purchase order and may terminate or restrict the exchange privilege of any investor or group of investors whose pattern of trading or transaction history involves, in the opinion of the Fund, actual or potential harm to the Fund.  The Fund may notify the investor that a purchase order or an exchange request has been rejected after the day the order is placed or after acceptance by an intermediary.  The Fund’s policy on disruptive trading is described below.

Exchanging Shares

•
Shareholders may exchange ($2,500 minimum per transaction) all or a portion of their shares in the Fund for shares in the First American Prime Obligations (Money Market Fund) (the “Money Market Fund”).†  A $5.00 charge will be applied to telephone exchange transactions.

•
The value to be exchanged and the price of the shares being purchased will be the net asset value next determined by the Fund after receipt and acceptance of complete instructions for the exchange by the Fund or its agent or subagent.

Automatic Exchange Plan

•
You may make automatic monthly exchanges from the Money Market Fund† to a Fund account ($100 minimum per transaction), but you must meet the Fund’s minimum initial investment requirements before an Automatic Exchange Plan is established.

•
You may adopt the Automatic Exchange Plan at the time an account is opened by completing the appropriate section of the account application, or you may obtain an application to establish the Automatic Exchange Plan after an account is opened by calling 1-800-550-1071.

Redemptions by Mail

•
To redeem shares by mail, simply send an unconditional written request to the Fund specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number.  A request for redemption must be signed exactly as the shares are registered.

•
A signature guarantee may be required depending on the type of transaction.  For example, if the proceeds are payable or sent to a person other than the record holder or to a location other than the address of record, each signature must be signature guaranteed (see “Definition of Signature Guarantee” below).  A signature guarantee may also be required if the amount is greater than $25,000.  Please contact the Fund for specific signature guarantee requirements by calling 1-800-550-1071.

†
The Money Market Fund is not affiliated with the Trust.  You must obtain a copy of the Money Market Fund prospectus by calling 1-800-841-2858, and you are advised to read it carefully, before authorizing any investment in shares of the Money Markey Fund.  This exchange privilege does not constitute an offering or recommendation on the part of the Trust or the Adviser of an investment in the Money Market Fund and may be changed or canceled by the Trust at any time upon a 60-day notice.  An affiliate of U.S. Bancorp Fund Services, LLC advises the Money Market Fund.  In addition, the Fund’s (and Money Market Fund’s) distributor is entitled to receive a fee from the Money Market Fund for distribution services at the annual rate of 0.25% of the average daily net asset value of the shares in connection with these exchanges.

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•
Additional documentation is required for redeeming shares in corporate accounts or the redemption of shares held by persons acting pursuant to a Power of Attorney.  In case of any questions, contact the transfer agent in advance.

•
Before redeeming recently purchased shares, please note that if the transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

Redemptions by Wire

•
To redeem shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day.  The redemption order must be received by the transfer agent before the Fund’s net asset value is calculated for the day.  There will be a charge of up to $15.00 for each domestic wire redemption and $30.00 for each international wire redemption.

•
If you elect transactions via wire transfer, you may be required to pay fees, including the wire fee and other fees. These fees will be deducted from your redemption proceeds on any complete redemption. If you are redeeming only a portion of your account, the fee will be deducted from the remaining balance in your account.

Telephone Redemptions

Telephone trades must be received prior to market close.  During periods of high volumes of market activities, shareholders may encounter longer than usual call waits.  Please allow sufficient time to place your telephone redemption.  Once a telephone redemption has been placed, it cannot be canceled or modified.

•	Shares may be redeemed for accounts with telephone redemption privileges, in amounts of $500 or more and up to $25,000, by calling the transfer agent at 1-800-841-2858.

•	Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Fund.

•	A redemption request in excess of $25,000 must be made following the procedures of redemption by mail.

Systematic Withdrawal Plans

•
The Fund offers a Systematic Withdrawal Plan, which allows you to designate that a fixed amount (limited to those shareholders with a balance of $100,000 or greater upon commencement of participation in the Systematic Withdrawal Plan) be distributed to you at regular intervals.

•
The required redemption ($500 minimum per transaction) can take place on any day of the month as completed in the account application, but if the day you designate falls on a Saturday, Sunday or legal holiday, the distribution will be made on the next business day.

•
An application for participation in the Systematic Withdrawal Plan may be obtained by calling the transfer agent. Any changes made to distribution information must be made in writing and signed by each registered holder of the account, and may require a signature guarantee or a signature verification from a Signature Validation Program member or other acceptable authentication from a financial institution source.  Changes or terminations should be submitted to the transfer agent five days prior to the effective date.

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Buying and Selling Shares through Broker Dealers

•
You may be able to buy and sell shares of the Fund through certain brokers (and their agents) that have executed an agreement to sell Fund shares.  You may be charged a fee if you place an order with such a broker or its authorized agent.  You will receive the price currently available when the broker-dealer receives the order.

Fraud

The Fund reserves the right to reject any telephone redemption or exchange request, and the telephone redemption or exchange privilege may be modified or terminated at any time on 30 days’ notice to shareholders.

•
In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Fund and the transfer agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine.  One of the procedures used to determine authenticity requires you to provide your account number or other identifying information if you are electing to redeem or exchange by telephone.

•	All such telephone transactions will be tape-recorded, and you will receive a confirmation in writing.

•
The Fund may implement other procedures from time to time.  If reasonable procedures are not implemented, the Fund and/or the transfer agent may be liable for any loss due to unauthorized or fraudulent transactions.  In all other cases, the shareholder is liable for any loss for unauthorized transactions.

•
In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement, and you may need to redeem shares by writing to the transfer agent at the address listed above.

•	If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the transfer agent at the address listed above.

Definition of Signature Guarantee

Signature guarantees generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the transfer agent within the last 15 days;
•	For redemptions in excess of $25,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

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Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment, which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

Right to Reject or Restrict Purchase and Exchange Orders

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Fund reserves the right to modify these policies at any time without shareholder notice.

In particular, the Fund or the Fund’s distributor (the “Distributor”) may, without any prior notice, reject a purchase order and/or terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order or terminate or restrict exchange privileges.  With respect to direct shareholder accounts, the Fund currently considers a redemption or exchange out of the Fund four times within any 12-month period to be disruptive.  Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.  Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Fund’s policies and procedures will be effective.

Monitoring Trading Practices

The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Distributor has entered into written agreements with the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its frequent trading policies.

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Risks of Disruptive Trading

Disruptive trading of Fund shares may adversely affect Fund performance and the interests of long-term investors.  Volatility resulting from excessive purchases or sales or exchanges of Fund shares, especially those involving large dollar amounts, may disrupt efficient portfolio management and make it difficult to implement long-term investment strategies.  In particular, disruptive trading may:

•	require the Fund to keep more assets in money market instruments or other very liquid holdings than it would otherwise like, causing the Fund to miss out on gains in a rising market;

•	require the Fund to sell some of its investments sooner than it would otherwise like in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses because securities are constantly being bought and sold by the Fund as assets move in and out.

The Fund’s investments in foreign securities may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit Fund share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m., Eastern Time).  In addition, to the extent the Fund significantly invests in small-cap equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities.  Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds that invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.

Fair Value Pricing

The Fund has adopted fair valuation procedures for use in appropriate circumstances.  If no price, or in the Adviser’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security shall be fair valued.  The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact the Fund’s net asset value by less than a penny per share.  If the proposed valuation would impact the Fund’s net asset value by a penny or more per share, then the Valuation Committee of the Board of Trustees meets to determine an appropriate price.  In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m., Eastern Time.  The Fund expects to use fair valuation only in limited circumstances, such as when trading for a security is halted during the trading day or a security is thinly traded.  Fair value pricing involves judgments that are inherently subjective and inexact, and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

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Shareholder Reports and Information

The Fund will provide statements and reports regarding the status of your investment account.  After each transaction that affects the account balance or account registration, you will receive a confirmation statement (except for Automatic Investment Plan transactions, which generate quarterly confirmations of all automatic transactions).  All shareholders also receive quarterly account statements.  Financial reports are provided to shareholders on a semi-annual basis.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-841-2858 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Inactivity Period

Your Fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Dividends and Distributions

The Fund intends to pay dividends from net investment income, if any, annually and distribute substantially all net realized capital gains, if any, at least annually.  The Fund may make additional distributions if necessary to avoid the imposition of a 4% excise tax imposed on net income or other tax on undistributed income and capital gains.  You may elect to have all income dividends and capital gains distributions reinvested in shares of the Fund or paid in cash as designated on the account application.  You may change your election at any time by sending written notification to the Fund.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

The election is effective for distributions with a dividend record date at least five days after the date the Fund receives notice of the election.  Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to your account on such date.  Dividends and capital gains distributions, if any, will reduce the net asset value of the Fund by the amount of the dividend or capital gains distribution, so that a purchase of Fund shares shortly before the record date for a distribution may result in the receipt of taxable income that, in essence, represents a return of capital.

Taxes

The Fund may make distributions taxable to you as either ordinary income or capital gains.  Dividends are taxable as ordinary income.  The rate you pay on capital gains distributions will depend on how long the Fund held the securities generating the capital gains, not on how long you as a shareholder owned your Fund shares.  Distributions and dividends that are reinvested will receive the same tax treatment as distributions and dividends that are received in cash.

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Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders if they have not provided their correct taxpayer identification number.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and sale price of the Fund shares you sell, you may have a gain or loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.  An exchange of Fund shares for shares of any other fund will be treated as a sale of the Fund’s shares and subject to the same tax consequences.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not federal income tax should be withheld.  Redemption requests failing to indicate an election not to have federal income tax withheld will generally be subject to a 10% withholding.

This section is a brief summary of some important federal tax considerations.  There might be additional federal, state and local tax consequences to you as a shareholder.   You should consult your tax professional about the consequences of investing in the Fund unique to your tax situation.

Rule 12b-1 Fees

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under this Plan, the Fund is authorized to pay the Adviser, as Distribution Coordinator, a fee for the sale and distribution of its shares.  The maximum annual amount of the fee authorized is 0.25% of the Fund’s average daily net assets.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Index Description

Morgan Stanley Capital International (“MSCI”) World Index is an unmanaged capitalization-weighted stock index that includes all major developed world stock markets.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund, assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker, LLP, the Fund’s independent registered public accounting firm.  Tait, Weller & Baker, LLP’s report and the Fund’s financial statements are included in the Fund’s annual report, which is available upon request.

For a capital share outstanding throughout each year.

	The Purisima Total-Return Fund Year Ended August 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$19.08	$16.14	$16.24	$20.25	$24.79

Income from investment operations:
Net investment income	0.20	0.20	0.14	0.19	0.15
Net realized and unrealized gain/(loss) on investments	(0.17)	2.88	(0.06)	(3.79)	(2.82)
Total income (loss) from investment operations	0.03	3.08	0.08	(3.60)	(2.67)

Less distributions:
From net investment income	(0.19)	(0.14)	(0.17)	(0.12)	(0.07)
From net realized gain	—	0.00	(0.01)	(0.29)	(1.80)
Total distributions	(0.19)	(0.14)	(0.18)	(0.41)	(1.87)

Net asset value, end of year	$18.92	$19.08	$16.14	$16.24	$20.25

Total return	0.21%	19.05%	0.42%	(17.37)%	(11.75)%

Ratios/supplemental data:
Net assets, end of year (millions)	$362.6	$388.7	$343.2	$361.4	$455.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.36%	1.34%	1.35%	1.51%	1.41%
After fees waived and expenses absorbed or recouped	1.36%	1.34%	1.36%	1.50%	1.41%

Ratio of net investment income
to average net assets	0.99%	0.92%	0.75%	1.37%(1)	0.61%

Portfolio turnover rate	101.09%	35.06%	10.82%	22.04%	62.96%

(1)	Net of fees waived.

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PRIVACY NOTICE	Rev. 12/11

FACTS	WHAT DOES THE PURISIMA FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and payment history
• Account balances and account transactions
• Assets and transaction history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Purisima Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Purisima Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-800-550-1071

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PN-1

Who we are
Who is providing this notice?	The Purisima Funds
What we do
How do The Purisima Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. The Purisima Funds has adopted internal policies to protect your non-public personal information.

How do The Purisima Funds collect my personal information?

We collect your personal information, for example, when you

• Open an account or provide account information
• Make deposits or withdrawals from your account or make a wire transfer
• Give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes-information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Our affiliate is Fisher Investments.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Purisima Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • The Purisima Funds do not jointly market.

Other important information

This privacy notice applies to individual consumers who are customers or former customers.  This privacy notice replaces all previous notices of our consumer privacy policy, and may be amended at any time.  We will keep you informed of changes or amendments as required by law.

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The Purisima Funds

For investors who want more information about The Purisima Total Return Fund (the “Fund”), the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”):  The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

The Purisima Funds
The Purisima Total Return Fund
c/o Fisher Investments
13100 Skyline Boulevard
Woodside, California  94062
Telephone:  1-800-550-1071

You can review and copy information about the Fund, including the Fund’s reports and SAI, at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling 1-202-551-8090.  You can get copies of the Fund’s reports and SAI and other information:

•	Free of charge from the SEC’s Internet website at http://www.sec.gov.

•	For a fee, by writing to the Public Reference Room of the SEC, 100 “F” Street NE, Washington, D.C. 20549-1520.

•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Because shares of the Fund are not generally made available to the public at large, the Fund’s SAI and shareholder reports are not available on its Internet website.

(The Purisima Funds’ SEC Investment Company Act file number is 811-07737.)

December 31, 2012

Prospectus

The Purisima Funds

[Insert Logo]

The Purisima All-Purpose Fund

Trading Symbol: PURLX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

Investment Objective

The Purisima All-Purpose Fund (the “Fund”) seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	314.77%
Acquired Fund Fees and Expenses1	0.10%
Total Annual Fund Operating Expenses	315.87%
Fee Waiver and/or Expense Reimbursement2	-314.37%
Net Annual Fund Operating Expenses	1.50%
________________________
1
The “Total Annual Fund Operating Expenses” in the table above do not correlate to the “Ratio of expenses to average net assets: Before fees waived” in the Financial Highlights section of this Prospectus, which does not include the Fund’s acquired fund fees and expenses (“AFFE”).

2
Fisher Asset Management, LLC (the “Adviser”), doing business as Fisher Investments is contractually obligated to limit the Fund’s total annual operating expenses to 1.50% of the Fund’s average daily net assets through November 30, 2022 (excluding taxes, interests, brokerage commissions, AFFE and extraordinary expenses).  The Board of Trustees of The Purisima Funds (the “Trust”) can terminate this contract at any time upon 60 days’ written notice to the Adviser.  Additionally, the Adviser may decline to renew this contract by written notice to the Trust at least 30 days before its annual renewal date.  Pursuant to this contract, the Adviser may request recoupment for management fee waivers and/or Fund expense payments made during the most recent three fiscal years.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated; you redeem all of your shares at the end of those periods; your investment has a 5% return each year; and the Fund’s operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$163	$505	$871	$1,900

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates most of the time it will maintain a flexible strategy ranging from defensive to exposure to global equity markets.  A defensive strategy is intended to reduce losses from declines in certain markets or even to profit from those market declines.  In pursuing either strategy, the Fund may hold domestic and/or foreign (including emerging markets) securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks (including small-capitalization stocks) and other equity-like securities (preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. Government obligations, sovereign and high-yield debt), shares of other mutual funds and exchange-traded funds.  The Fund may also sell securities short.  The Fund’s investments in different types of securities may vary significantly based on current and anticipated market conditions.

As a non-diversified fund, the Fund seeks to achieve its objective through exposure to various sectors, asset classes and countries by investing in a diverse portfolio of domestic and/or foreign (including emerging markets) securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks (including small-capitalization stocks) and other equity-like securities (i.e., preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. government obligations, sovereign and high yield debt), shares of other mutual funds, and exchange-traded funds.  The Fund may also sell securities short.  The Fund’s investments in different types of securities may vary significantly based on current or anticipated market conditions.

Note:  As of the date of this Prospectus, 100% of the Fund’s assets are invested in money market instruments and U.S. Government obligations and have been so invested since the Fund’s inception in November 2005.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money.  The Fund is not appropriate for all investors, and is not meant to be a complete investment program.  Market conditions can cause securities to lose money rapidly and unpredictably.

•
General Market Risk: General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

•
Derivatives Risks:  The Fund may make use of futures, options, swaps and exchange-traded notes, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  The Fund predominantly employs these techniques as hedging tools but may on occasion use these techniques speculatively to enhance returns.  These techniques are riskier than many investment strategies and may result in greater volatility for the Fund.  Derivative risks include the risk that losses could be greater than the amount invested.

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•
Trading Halt Risks: Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day.  If an option or futures contract’s price declines more than the established limits, trading on the exchange is halted on that instrument.  If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts.  In such an event, the Fund also may be required to use a “fair-value” method to price its outstanding contracts.

•
Non-Diversification Risks: Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers.  To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

•	Allocation Risks: The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

•
Stock Risks: Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities.  Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of a fund.

•
Fixed-Income Securities Risks: The Fund may purchase investment grade and high yield debt securities.  Investment grade securities are those securities that at the time of purchase are rated within the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) (Baa or higher), Standard & Poor’s Corporation (“S&P”) (BBB or higher), or other nationally recognized securities ratings organizations) or securities that are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated.  Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities.  Subsequent to its purchase by the Fund, a rated security may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security.

•
Large Company Risks:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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•
Smaller Capitalization Companies Risks: The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies.  While the Adviser believes that small and medium-sized companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost.  These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies.  In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies.  Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations.  Trading in securities of these companies tends to be more costly compared to larger companies.  As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition.  When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

•
ETF Risks: ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

•
Leverage Risks: This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used.  Leverage may result from certain transactions, including the use of derivatives and borrowing.

•
Foreign Investing Risks: The Fund may purchase foreign securities, including equity-like securities and fixed-income securities.  These securities may involve additional risks, including the possibility that political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation.  Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.  Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund’s foreign investments.  For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

•
High Portfolio Turnover Risks: The Adviser may use the Fund as a vehicle to help manage the investments of the Adviser’s separate account and other clients.  Because the Adviser may cause large investments to be made in and out of the Fund relative to its size during such periods, the Fund’s assets could vary significantly from time to time.  These changes in asset size could cause the Fund to incur relatively high transaction costs in managing its portfolio investments, such as increased brokerage commissions.

Performance

The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows how the Fund’s total return has varied from year to year since its inception.  The table shows how the Fund’s average annual returns for 1 year, 5 years, and since its inception compare with those of a broad-based market index.  Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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The Purisima All-Purpose Fund
(as of December 31)

The Fund’s year-to-date return as of September 30, 2012 was -1.02%.

The Purisima All-Purpose Fund’s highest & lowest quarterly returns:
Highest	1.97%	Qtr ended 6/30/2006
Lowest	-0.41%	Qtr ended 12/31/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The Purisima All-Purpose Fund	1 Yr	5 Yrs	Since Inception
Return before taxes	-1.41%	1.80%	2.73%
Return after taxes on distributions	-1.41%	1.02%	1.65%
Return after taxes on distributions and sale of Fund shares	-1.20%	1.70%	1.71%
Merrill Lynch U.S. Treasury Bills 0-3 Months Index (reflects no deductions for fees, expenses or taxes)	0.10%	1.48%	2.09%

After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Management

Investment Adviser
Fisher Asset Management, LLC, doing business as Fisher Investments, is the Fund’s investment adviser.

Investment Policy Committee
The Fund is managed by the Adviser’s Investment Policy Committee (IPC), which currently consists of the following five members:

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IPC Member	Primary Titles with the Adviser	Managed the Fund Since
Ken Fisher	Chief Executive Officer, Chief Investment Officer	2005 (Inception)
Jeffrey Silk	Vice Chairman	2005 (Inception)
Andrew Teufel	Vice Chairman	2005 (Inception)
William Glaser	Executive Vice President	2010
Aaron Anderson	Research Team Leader	2010

Purchase and Sale of Fund Shares

You may purchase, exchange (into the First American Prime Obligations Fund) or redeem Fund shares on any business day by written request via mail (The Purisima All-Purpose Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI  53201-0701, for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, for overnight service), by telephone at 1-800-550-1071, or through a financial intermediary.  You may also purchase or redeem shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Type of Account	Minimum Initial Investment	Minimum Additional Investments

Individual, Joint or Gift to Minors Account	$25,000	$1,000

Automatic Investment Plan	$25,000	$100

IRA or Roth IRA	$2,000	$100

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Investment Objective, Principal and Non-Principal Investment Strategies and Risks

Investment Objective

The Fund’s investment objective as shown in the Summary Section can be changed by the Fund upon 60 days’ prior notice to shareholders.

Principal Investment Strategies

The Fund anticipates most of the time it will maintain a flexible strategy ranging from defensive to exposure to global equity markets.  A defensive strategy is intended to reduce losses from declines in certain markets or even to profit from those market declines.  In pursuing either strategy, the Fund may hold domestic and/or foreign (including emerging markets) securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks (including small-capitalization stocks) and other equity-like securities (preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. Government obligations, sovereign and high-yield debt), shares of other mutual funds and exchange-traded funds.  The Fund may also sell securities short.  The Fund’s investments in different types of securities may vary significantly based on current and anticipated market conditions.

The Fund is non-diversified and seeks to achieve its objective through exposure to various sectors, asset classes and countries by investing in a diverse portfolio of domestic and/or foreign (including emerging markets) securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks (including small-capitalization stocks) and other equity-like securities (i.e. preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. government obligations, sovereign and high yield debt), shares of other mutual funds, and exchange-traded funds.  The Fund may also sell securities short.  The Fund’s investments in different types of securities may vary significantly based on current or anticipated market conditions.

The Fund may sell securities based on, but not limited to, a shift in the outlook for the appropriateness of the defensive strategy relative to investments in equity markets; a change in security specific fundamentals causing the continued holding of such security to no longer match the strategic attributes for which the purchase was made originally; or the need for risk control or diversification purposes.  The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security.  The Fund may sell a given security regardless of how long it has been held in the portfolio, and whether the sale is at a gain or loss.  High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

More About the Fund’s Permitted Principal Investments

Certain of the securities in which the Fund may invest are further described below.

Money Market Instruments.  Money market instruments are short-term, high-quality (rated in the top two categories by S&P, Moody’s or other nationally recognized securities rating organizations) instruments denominated in U.S. dollars or other freely convertible currency including, but not limited to, short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, U.S. finance company obligations, corporate commercial paper, obligations of banks and repurchase agreements.

Derivatives.  The Fund expects to use derivatives, including futures, options, exchange-traded notes and swaps, to seek additional returns, avoid losses or earn additional income.  Investments are considered derivatives when their value is determined or “derived” from the performance of underlying assets, interest rates or indices in which the security does not actually represent ownership.  The price movements of derivatives may be more volatile than those of other securities, and their use often involves greater than ordinary investment risk.  The Fund may use these techniques both for hedging and non-hedging purposes.

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Recent legislation class for new regulation of the derivatives markets.  The extent and impact of the regulation are not yet known and may not be known for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.  In addition, in early 2012, the CFTC adopted a final rule that limits the Fund’s ability to use futures in reliance on certain CFTC exemptions.  If the Fund could not satisfy the requirements for the amended exemption, the investment strategy, disclosure and options of the Fund would need to comply with the additional regulations governing commodity pools.

Futures and Options.  The Fund may use futures contracts and related options for hedging purposes to offset changes in the value of securities held or expected to be acquired.  They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes.

Structured Investments.  Structured investments (e.g., exchange-traded notes) are financial instruments and contractual obligations that are designed to provide a specific risk-reward profile.  Generally, structured instruments combine characteristics of two or more different types of financial instruments.  The terms of these investments may be contractually “structured” by the purchaser and the issuer (which is typically associated with an investment banking firm) of the instrument.  Structured investments may have certain features of equity and debt securities, but may also have features of derivative instruments.

Swap Agreements.  The Fund may invest in swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Risks inherent in the use of swaps of any kind include: (1) swap contract may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

Equity-Like Securities.  The term equity-like securities, as used in this prospectus, refers to common stock, preferred stock, warrants, rights and depositary receipts.

Other Investment Companies and Exchange-Traded Funds (ETFs).  Other investment companies and ETFs in which the Fund invests may not be able to replicate the exact performance of the indices they track and may result in a loss.  In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Foreign Securities.  The Fund may invest without limitation in securities of foreign issuers through sponsored and un-sponsored depositary receipts or directly in the securities of foreign issuers.  Foreign fixed-income securities that may be purchased by the Fund include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities or foreign central banks; securities of foreign banks and other foreign business entities; securities indexed in or denominated in foreign currencies or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank.

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Fixed-Income Securities. Fixed-income securities will primarily be investment grade, although the Fund may invest in domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s).  The Fund is not limited as to the maturity of its fixed-income investments.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money.  The Fund is not appropriate for all investors, and is not meant to be a complete investment program.  Market conditions can cause securities to lose money rapidly and unpredictably.

Money Market Fund Risks.  Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.  In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

General Derivatives Risks. The price movements of derivatives may be more volatile than those of other securities, and their use often involves greater than ordinary investment risk.  The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.  There is no guarantee that the Fund’s use of derivatives will be successful in achieving returns or reducing losses.  Any unlisted options purchased are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.  Additionally, with respect to the Fund’s investment in derivatives, losses could be greater than the amount invested.

Futures and Options Risks.  To the extent the Fund invests in futures and options, there may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.  There may not always be a liquid secondary market for a futures contract.  As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.  Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Counterparty Risks.  The use of swaps and exchange-traded notes involves risks that are different from those associated with ordinary portfolio securities transactions.  Swap agreements and exchange-traded notes may be considered to be illiquid.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement or exchange-traded note if the counterparty defaults or becomes bankrupt.

Trading Halt Risks. Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day.  If an option or futures contract’s price declines more than the established limits, trading on the exchange is halted on that instrument.  If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts.  In such an event, the Fund also may be required to use a “fair-value” method to price its outstanding contracts.

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Leverage Risks.  This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used.  Leverage may result from certain transactions, including the use of derivatives and borrowing.

Credit Risks. The risk that the counterparty to a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payments of principal and/or interest, or to otherwise honor its obligations.  The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions.  Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivative transactions, such as foreign currency transactions.  As a result, in instances where the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Swaps Risks.  Risks inherent in the use of swaps of any kind include: (1) swap contract may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

Structured Investments Risk.  Structured investments such as exchange-traded notes, involve the same risks as those of the underlying asset and of derivative instruments.  In addition, regulatory or tax considerations may change during the term of a structured investment, creating additional risk that the investment may not perform as anticipated.

ETN Risks: ETNs do not make periodic coupon payments or provide principal protection.  ETN are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.  The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.  When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.  A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.  In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.  ETNs are also subject to tax risk.

General Market Risks.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Stock Risks. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities.  Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of a fund.

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Large Companies Risks. Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Smaller Capitalization Companies Risks. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies.  In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies.  Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations.  Trading in securities of these companies tends to be more costly compared to larger companies.  As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition.  When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Fixed-Income Securities Risks.  Debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).  The market value of all debt obligations is affected by changes in prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes.  If prevailing interest rates decline, the market value of debt obligations generally increases.  If prevailing interest rates increase, the market value of debt obligations generally decreases.  In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

Other Investment Companies and ETF Risks.  Other investment companies such as ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Non-Diversification Risks.: Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers.  To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

Allocation Risks. The Adviser may allocate the Fund’s assets in ways that will not perform as well as the general market.

Foreign Investing Risks.  The Fund may purchase foreign securities, including equity-like securities and fixed-income securities.  These securities may involve additional risks, including the possibility that political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation.  Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.  Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund’s foreign investments.  For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.  Foreign investment in certain foreign government debt is restricted or controlled to varying degrees, and the Fund makes no guarantee as to payment of principal or interest of any fixed-income security.  Dividends and interest payable on the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, which may reduce the net return to shareholders.

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High Portfolio Transaction Risks. The Adviser may use the Fund as a vehicle to help manage the investments of the Adviser’s separate account and other clients.  Because the Adviser may cause large investments to be made in and out of the Fund relative to its size during such periods, the Fund’s assets could vary significantly from time to time.  These changes in asset size could cause the Fund to incur relatively high transaction costs in managing its portfolio investments, such as increased brokerage commissions.

Non-Principal Investment Strategies and Risks

Short Sale Transactions.  From time to time, the Fund may engage in short selling activities.  The Fund’s short positions represent stocks that the Fund has borrowed from their owners, and then sold to other investors.  The Fund remains obligated to return the borrowed stocks to their owners.  To do this, the Fund will have to purchase the borrowed stocks back at some point in the future and pay whatever the market price for those stocks may then be.

Short Sale Risks.  If the price of stocks which the Fund has borrowed and sold to other investors has gone up since the time the Fund borrowed the stocks and sold them, the Fund will lose money on the investment.  Although the Fund’s gain is limited by the amount for which it sold the borrowed security, its potential loss is unlimited.  A mutual fund that engages in short selling is more risky than other mutual funds that do not engage in short selling.

Portfolio Holdings

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each fiscal quarter, in the annual report and semi-annual report to Fund shareholders, and in the quarterly holdings report on Form N-Q.  Investors may obtain copies of the annual and semi-annual reports free of charge by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-550-1071.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

About The Adviser

Fisher Asset Management, LLC, doing business as Fisher Investments, 13100 Skyline Blvd., Woodside, California 94062-4547, is the Fund’s investment adviser.  The Adviser supervises and manages the investment portfolio of the Fund, and subject to such policies as the Board of Trustees may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio.  As of August 31, 2012, the Adviser managed over $42,537,256,538 for large corporations, pension plans, endowments, foundations, governmental agencies and individuals.  Ken Fisher, the founder, Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, controls the Adviser.  For its services, the Fund pays the Adviser a monthly management fee at a rate equal to 1.00% per annum based upon its average daily net assets.  For the fiscal year ended August 31, 2012, the Adviser waived its entire advisory fee and reimbursed the Fund for a portion of other expenses in order to keep the Fund’s expenses below the expense cap.

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A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Adviser is available in the semi-annual report to shareholders for the period ended February 29, 2012.

Investment Policy Committee
The Fund is managed by the IPC, which currently consists of the following five members:

IPC Member	Position(s) with Trust	Business Experience During the Past Five Years	Years with the Adviser’s Business
Ken Fisher	President	Chief Executive Officer, Co-Chief Investment Officer (since June 012), Chief Investment Officer (1979-May 2012), and Chairman of the Adviser; majority shareholder and Chief Executive Officer of Fisher Investments, Inc.; founder of Fisher Investments as a sole proprietorship in 1979, which incorporated as Fisher Investments, Inc. in 1986 and then reorganized as the Adviser, Fisher Asset Management, LLC, doing business as Fisher Investments, in 2005 with Fisher Investments, Inc. becoming the holding company of the Adviser at that time.	33
Jeffery Silk	N/A	Vice Chairman (since 2005), Co-Chief Investment Officer (since June 2012), and member of the IPC (since 1988) of the Adviser.	29
Andrew Teufel	N/A	Vice Chairman (since January 2011), member of the IPC (since 1996), and Co-President (2005 – 2010) of the Adviser.	17
William Glaser	N/A	Member of the IPC (since 2011) and Executive Vice President (since June 2012), and Research Team Leader (January 2005 – May 2012) of the Adviser.	13
Aaron Anderson	N/A	Member of the IPC (since 2011), Research Team Leader (since June 2012), Research Manager (January 2011 – May 2012), Content Manager (February 2009 – December 2010), Client Services Program Manager (August 2008 – February 2009), and Research Analyst (March 2006 – August 2008) of the Adviser.	7

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The Fund’s SAI provides additional information about each IPC member’s compensation, other accounts managed by each IPC member and each IPC member’s ownership of securities in the Fund.

Pricing of Fund Shares

The price you pay when buying Fund shares, and the price you receive when selling (redeeming) Fund shares, is the net asset value of the shares next determined after receipt in “good order” of a complete purchase or redemption request.  “Good order” means that your request contains the Fund’s name, your account number, the amount of your payment (for purchase requests) or the amount to be redeemed (for redemption requests), and the signature(s) of the account owner(s).  The per share net asset value is determined by dividing the total value of its net assets (meaning its assets minus its liabilities) by the total number of shares outstanding at that time.  The net asset value is determined as of the close of regular trading on the New York Stock Exchange on each day it is open for trading.

Shareholder Transactions

Type of Account	Minimum Initial Investment	Minimum Additional Investments

Individual, Joint or Gift to Minors Account	$25,000	$1,000

Automatic Investment Plan	$25,000	$100

IRA or Roth IRA	$2,000	$100

At the discretion of the Adviser, the Fund may waive the minimum initial and additional investment amounts set forth in the table above for investors in the Fund who are (or are related to) clients or employees of the Adviser.

How to Purchase and Redeem Shares

The Fund may not accept your account if you are investing for another person as attorney-in-fact. The Fund also may not accept accounts with a “Power of Attorney” in the registration section of the account application.

How To Open Your Account By Mail

•	Complete the account application that accompanies this Prospectus or obtain an account application by calling 1-800-550-1071.

•	Mail your completed account application directly to:

The Purisima All-Purpose Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of account applications, purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

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•	To purchase shares by overnight or express mail, please use the following street address:

The Purisima All-Purpose Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

All account applications must be fully completed and accompanied by payment in the form of a check made payable to “The Purisima All-Purpose Fund.”  All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.  The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  If your check is returned for any reason, a $25.00 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  When a purchase is made by check and a redemption is made shortly thereafter, the Fund will delay the mailing of a redemption check until the purchase check clears, which may take as long as 15 calendar days.  If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program.  As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted without providing a permanent street address on your account application.  If we do not have a reasonable belief as to the identity of a customer, the account will be rejected, or the customer will not be allowed to perform any transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information or documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

How to Open Your Account by Wire

•	To ensure proper credit to your account, please call the transfer agent at 1-800-841-2858 for instructions prior to wiring funds.

•	Initial Investment - By wire

If you are making an initial investment in the Fund, before you wire funds, please contact the transfer agent by telephone to make arrangements with a service representative to submit your completed account application via mail, overnight delivery, or facsimile.  Upon receipt of your account application, your account will be established, and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

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•	For Subsequent Investments - By wire

Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

•	Funds should be wired through the Federal Reserve System as follows:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA# 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account# 112952137
Further credit: The Purisima All-Purpose Fund
Name of the Shareholder and Account number

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for any consequences of delays resulting from any banking or the Federal Reserve wire system, or from incomplete wiring instructions.

Purchasing Fund Shares through an Automatic Investment Plan

•
Under an Automatic Investment Plan, your designated bank or other financial institution debits a preauthorized amount ($100 minimum investment amount) on your account each month and applies the amount to the purchase of Fund shares.  The Fund requires 15 days after the receipt of your request to initiate an Automatic Investment Plan to verify your account information.  The Automatic Investment Plan can be implemented with any financial institution that is a member of the Automated Clearing House.

•	You may adopt the Automatic Investment Plan at the time an account is opened by completing the appropriate section of the account application.

•	To establish the Automatic Investment Plan after an account is opened, an application may be obtained by calling 1-800-550-1071.

•	You will receive a statement on a quarterly basis showing the purchases made under the Automatic Investment Plan.

•	Redeeming all funds from your account will discontinue your Automatic Investment Plan privileges unless otherwise specified.

•
To change the amount of your investment or to terminate the Automatic Investment Plan, please call the transfer agent five days prior to the effective date.  The transfer agent will charge a $25 fee for any returned payment.

Rejection of Orders

The Fund may reject any purchase order or exchange request for any reason and without prior notice.  Excessive or short-term trading (such as market timing) in Fund shares may harm performance by compromising portfolio management strategies and increasing Fund expenses. The Fund may reject a purchase order and may terminate or restrict the exchange privilege of any investor or group of investors whose pattern of trading or transaction history involves, in the opinion of the Fund, actual or potential harm to the Fund.  The Fund may notify the investor that a purchase order or an exchange request has been rejected after the day the order is placed or after acceptance by an intermediary.  The Fund’s policy on disruptive trading is described below.

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Exchanging Shares

•
Shareholders may exchange ($2,500 minimum per transaction) all or a portion of their shares in the Fund for shares in the First American Prime Obligations (Money Market Fund) (the “Money Market Fund”).†  A $5.00 charge will be applied to telephone exchange transactions.

•
The value to be exchanged and the price of the shares being purchased will be the net asset value next determined by the Fund after receipt and acceptance of complete instructions for the exchange by the Fund or its agent or subagent.

Automatic Exchange Plan

•
You may make automatic monthly exchanges from the Money Market Fund† to your Fund account ($100 minimum per transaction), but you must meet the Fund’s minimum initial investment requirements before an Automatic Exchange Plan is established.

•
You may adopt the Automatic Exchange Plan at the time an account is opened by completing the appropriate section of the account application, or you may obtain an application to establish the Automatic Exchange Plan after an account is opened by calling 1-800-550-1071.

Redemptions by Mail

•
To redeem shares by mail, simply send an unconditional written request to the Fund specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number.  A request for redemption must be signed exactly as the shares are registered.

•
A signature guarantee may be required depending on the type of transaction.  For example, if the proceeds are payable or sent to a person other than the record holder or to a location other than the address of record, each signature must be signature guaranteed (see “Definition of Signature Guarantee” below).  A signature guarantee may also be required if the amount is greater than $25,000.  Please contact the Fund for specific signature guarantee requirements by calling 1-800-550-1071.

•
Additional documentation is required for redeeming shares in corporate accounts or the redemption of shares held by persons acting pursuant to a Power of Attorney.  In case of any questions, contact the transfer agent in advance.

•
Before redeeming recently purchased shares, please note that if the transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

†
The Money Market Fund is not affiliated with the Trust.  You must obtain a copy of the Money Market Fund prospectus by calling 1-800-841-2858, and you are advised to read it carefully, before authorizing any investment in shares of the Money Market Fund.  This exchange privilege does not constitute an offering or recommendation on the part of the Trust or the Adviser of an investment in the Money Market Fund and may be changed or canceled by the Trust at any time upon a 60-day notice.  An Affiliate of U.S. Bancorp Fund Services, LLC advises the Money Market Fund.  In addition, the Fund’s (and the Money Market Fund’s) distributor is entitled to receive a fee from the Money Market Fund for distribution services at the annual rate of 0.25% of the average daily net assets of the shares in connection with these exchanges.

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Redemptions by Wire

•
To redeem shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day.  The redemption order must be received by the transfer agent before the Fund’s net asset value is calculated for the day.  There will be a charge of up to $15.00 for each domestic wire redemption and $30.00 for each international wire redemption.

•
If you elect transactions via wire transfer, you may be required to pay fees, including the wire fee and other fees.  These fees will be deducted directly from your redemption proceeds on any complete redemption.  If you are redeeming only a portion of your account, the fee will be deducted from the remaining balance in your account.

Telephone Redemptions

Telephone trades must be received prior to market close.  During periods of high volumes of market activities, shareholders may encounter longer than usual call waits.  Please allow sufficient time to place your telephone redemption.  Once a telephone redemption has been placed, it cannot be canceled or modified.

•	Shares may be redeemed for accounts with telephone redemption privileges, in amounts of $500 or more and up to $25,000, by calling the transfer agent at 1-800-841-2858.

•	Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Fund.

•	A redemption request in excess of $25,000 must be made following the procedures of redemption by mail.

Systematic Withdrawal Plans

•
The Fund offers a Systematic Withdrawal Plan, which allows you to designate that a fixed amount (limited to those shareholders with a balance of $100,000 or greater upon commencement of participation in the Systematic Withdrawal Plan) be distributed to you at regular intervals.

•
The required redemption ($500 minimum per transaction) can take place on any day of the month as completed in the account application, but if the day you designate falls on a Saturday, Sunday or legal holiday, the distribution will be made on the next business day.

•
An application for participation in the Systematic Withdrawal Plan may be obtained by calling the transfer agent.  Any changes made to distribution information must be made in writing and signed by each registered holder of the account, and may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable authentication from a financial institution source.  Changes or terminations should be submitted to the transfer agent five days prior to the effective date.

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Buying and Selling Shares through Broker Dealers

•
You may be able to buy and sell shares of the Fund through certain brokers (and their agents) that have executed an agreement to sell Fund shares.  You may be charged a fee if you place an order with such a broker or its authorized agent.  You will receive the price currently available when the broker-dealer receives the order.

Fraud

•
The Fund reserves the right to reject any telephone redemption or exchange requests and the telephone redemption or exchange privilege may be modified or terminated at any time on 30 days’ notice to shareholders.

•
In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Fund and the transfer agent employ reasonable procedures specified by the Fund to confirm that such instructions are genuine.  One of the procedures used to determine authenticity requires you to provide your account number or other identifying information if you are electing to redeem or exchange by telephone.

•	All such telephone transactions will be tape-recorded, and you will receive a confirmation in writing.

•
The Fund may implement other procedures from time to time.  If reasonable procedures are not implemented, the Fund and/or the transfer agent may be liable for any loss due to unauthorized or fraudulent transactions.  In all other cases, the shareholder is liable for any loss for unauthorized transactions.

•
In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement, and you may need to redeem shares by writing to the transfer agent at the address listed above.

•	If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the transfer agent at the address listed above.

Definition of Signature Guarantee

Signature guarantees generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the transfer agent within the last 15 days;

•	For redemptions in excess of $25,000 from any shareholder account.

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In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment, which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

Right to Reject or Restrict Purchase and Exchange Orders

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Fund reserves the right to modify these policies at any time without shareholder notice.

In particular, the Fund or the Fund’s distributor (the “Distributor”) may, without any prior notice, reject a purchase order and/or terminate or restrict the exchange privilege of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order or terminate or restrict exchange privileges.  With respect to direct shareholder accounts, the Fund currently considers a redemption or exchange out of the Fund four times within any 12-month period to be disruptive. Investors who have not engaged in disruptive trading may also be prevented from exchanging or purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.  Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Fund’s policies and procedures will be effective.

Monitoring Trading Practices

The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Distributor has entered into written agreements with the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce their frequent trading policies.

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Risks of Disruptive Trading

Disruptive trading of Fund shares may adversely affect Fund performance and the interests of long-term investors.  Volatility resulting from excessive purchases or sales or exchanges of Fund shares, especially those involving large dollar amounts, may disrupt efficient portfolio management and make it difficult to implement long-term investment strategies.  In particular, disruptive trading may:

•	require the Fund to keep more assets in money market instruments or other very liquid holdings than it would otherwise like, causing the Fund to miss out on gains in a rising market;

•	require the Fund to sell some of its investments sooner than it would otherwise like in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses because securities are constantly being bought and sold by the Fund as assets move in and out.

The Fund’s investments in foreign securities may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit Fund share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m., Eastern Time).  In addition, to the extent the Fund significantly invests in small-cap equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities.  Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds that invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.

Fair Value Pricing

The Fund has adopted fair valuation procedures for use in appropriate circumstances.  If no price, or in the Adviser’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security shall be fair valued.  The Board of Trustees has delegated to the Adviser the authority to approve fair value determinations in any situation that would impact the Fund’s net asset value by less than a penny per share.  If the proposed valuation would impact the Fund’s net asset value by a penny or more per share, then the Valuation Committee of the Board of Trustees meets to determine an appropriate price.  In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m., Eastern Time.  The Fund expects to use fair valuation only in limited circumstances, such as when trading for a security is halted during the trading day or a security is thinly traded.  Fair value pricing involves judgments that are inherently subjective and inexact, and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Shareholder Reports and Information

The Fund will provide statements and reports regarding the status of your investment account. After each transaction that affects the account balance or account registration, you will receive a confirmation statement (except for Automatic Investment Plan transactions, which generate quarterly confirmations of all automatic transactions).  All shareholders also receive quarterly account statements.  Financial reports are provided to shareholders on a semi-annual basis.

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Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-841-2858 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Inactivity Period

Your Fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Dividends and Distributions

The Fund intends to pay dividends from net investment income, if any, annually and distribute substantially all net realized capital gains, if any, at least annually.  The Fund may make additional distributions if necessary to avoid the imposition of a 4% excise tax imposed on net income or other tax on undistributed income and capital gains.  You may elect to have all income dividends and capital gains distributions reinvested in shares of the Fund or paid in cash as designated on the account application.  You may change your election at any time by sending written notification to the Fund.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

The election is effective for distributions with a dividend record date at least five days after the date the Fund receives notice of the election.  Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to your account on such date. Dividends and capital gains distributions, if any, will reduce the net asset value of the Fund by the amount of the dividend or capital gains distribution, so that a purchase of Fund shares shortly before the record date for a distribution may result in the receipt of taxable income that, in essence, represents a return of capital.

Taxes

The Fund may make distributions taxable to you as either ordinary income or capital gains.  Dividends are taxable as ordinary income.  The rate you pay on capital gains distributions will depend on how long the Fund held the securities generating the capital gains, not on how long you as a shareholder owned your Fund shares.  Distributions and dividends that are reinvested will receive the same tax treatment as distributions and dividends that are received in cash.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders if they have not provided their correct taxpayer identification number.

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If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and sale price of the Fund shares you sell, you may have a gain or loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.  An exchange of Fund shares for shares of any other fund will be treated as a sale of the Fund’s shares and subject to the same tax consequences.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not federal income tax should be withheld.  Redemption requests failing to indicate an election not to have federal income tax withheld will generally be subject to a 10% withholding.

This section is a brief summary of some important federal tax considerations.  There might be additional federal, state and local tax consequences to you as a shareholder.  You should consult your tax professional about the consequences of investing in the Fund unique to your tax situation.

Rule 12b-1 Fees

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under that Plan, the Fund is authorized to pay the Adviser, as Distribution Coordinator, a fee for the sale and distribution of its shares.  The maximum annual amount of the fee authorized is 0.25% of the Fund’s average daily net assets, but the Trustees presently have not authorized any such payments, and Trustee approval would be required prior to imposing such payments on any class of shares.  Shareholders would be provided with 60 days’ notice prior to the Fund instituting any 12b-1 fees.  Should the Plan be implemented, over time, the 12b-1 fees will increase the cost of a shareholder’s investment in the Fund.

Index Description

Merrill Lynch U.S. Treasury Bills 0-3 Months Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund, assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm.  Tait, Weller & Baker LLP’s report and the Fund’s financial statements are included in the Fund’s annual report, which is available upon request.

For a capital share outstanding throughout each year.

	The Purisima All-Purpose Fund Year Ended August 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$9.82	$9.95	$10.19	$10.27	$10.47

Income from investment operations:
Net investment income (loss)	(0.14)	(0.10)	(0.10)	0.19	0.46
Net realized and unrealized gain (loss) on investments	—(1)	(0.03)	—	0.08	(0.03)
Total income (loss) from investment operations	(0.14)	(0.13)	(0.10)	0.27	0.43

Less distributions:
From net investment income	—	0.00	(0.14)	(0.35)	(0.63)
From net realized gain	—	—	—	—(1)	—
Total distributions	—	—	(0.14)	(0.35)	(0.63)

Net asset value, end of year	$9.68	$9.82	$9.95	$10.19	$10.27

Total return	(1.43%)	(1.31%)	(0.96%)	2.71%	4.31%

Ratios/supplemental data:
Net assets, end of year (thousands)	$48.9	$49.5	$50.2	$50.7	$29.5

Ratio of expenses to average net assets:
Before fees waived	315.77%	304.53%	294.12%	357.92%	500.20%
After fees waived	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets (2)	(1.40%)	(1.06%)	(0.96)%	2.28%	4.44%

Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Amount represents less than $0.01 per share.
(2) Net of fees waived.

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PRIVACY NOTICE	Rev. 12/11

FACTS	WHAT DOES THE PURISIMA FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and payment history
• Account balances and account transactions
• Assets and transaction history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Purisima Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Purisima Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-800-550-1071
Who we are
Who is providing this notice?	The Purisima Funds

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What we do
How do The Purisima Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.  The Purisima Funds has adopted internal policies to protect your non-public personal information.

How do The Purisima Funds collect my personal information?

We collect your personal information, for example, when you

• Open an account or provide account information
• Make deposits or withdrawals from your account or make a wire transfer
• Give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes-information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Our affiliate is Fisher Investments.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Purisima Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • The Purisima Funds does not jointly market.

Other important information

This privacy notice applies to individual consumers who are customers or former customers.  This privacy notice replaces all previous notices of our consumer privacy policy, and may be amended at any time.  We will keep you informed of changes or amendments as required by law.

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The Purisima Funds

For investors who want more information about The Purisima All-Purpose Fund (the “Fund”), the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

The Purisima Funds
The Purisima All-Purpose Fund
c/o Fisher Investments
13100 Skyline Boulevard
Woodside, California 94062
Telephone: 1-800-550-1071

You can review and copy information about the Fund, including the Fund’s reports and SAI, at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  You can get copies of the Fund’s reports and SAI and other information:

 •      Free of charge from the SEC’s Internet website at http://www.sec.gov.

•	For a fee, by writing to the Public Reference Room of the SEC, 100 “F” Street, N.E., Washington, D.C. 20549-1520.

•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Because shares of the Fund are not generally made available to the public at large, the Fund’s SAI and shareholder reports are not available on its Internet website.

(The Purisima Funds’ SEC Investment Company Act file number is 811-07737.)

THE PURISIMA TOTAL RETURN FUND (PURIX)
THE PURISIMA ALL-PURPOSE FUND (PURLX)

each a series of

The Purisima Funds

STATEMENT OF ADDITIONAL INFORMATION

December 31, 2012

This Statement of Additional Information (“SAI”) dated December 31, 2012, is meant to be read in conjunction with the Prospectus dated December 31, 2012 for The Purisima Total Return Fund and the Prospectus dated December 31, 2012 for The Purisima All-Purpose Fund (each, a “Fund,” and collectively, the “Funds”) and is incorporated by reference in its entirety into the Prospectuses.  Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectuses for the Funds may be obtained by writing to The Purisima Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI  53201-0701, or calling 1-800-550-1071. Capitalized terms used but not defined in this SAI have the same meanings as in the Prospectuses.  Fisher Asset Management, LLC, d/b/a Fisher Investments, serves as the Funds’ investment adviser (the “Adviser”).

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds, the Adviser or the distributor of the Funds.  The Prospectuses do not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

The audited financial statements for each Fund for the fiscal year ended August 31, 2012 are incorporated by reference to that Fund’s August 31, 2012 Annual Report.  A copy of the Annual Report is available, without charge, upon request by calling 1-800-550-1071.

ADDITIONAL INVESTMENT INFORMATION

The Purisima Funds (the “Trust”) was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series.  Each series represents a distinct portfolio with its own investment objectives and policies.  Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”), serves as the investment adviser to the Funds.

This Statement of Additional Information (“SAI”) relates to the following two series or mutual funds of the Trust:

The Purisima Total Return Fund (the “Total Return Fund”) and
The Purisima All-Purpose Fund (the “All-Purpose Fund”).
Each a “Fund,” and together, the “Funds.”

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company.  Such a registration does not involve supervision of the management or policies of the Funds.  The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Total Return Fund is a diversified fund, and its investment objective is to produce a high total return.  The All-Purpose Fund is a non-diversified fund, and its investment objective is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.  Because of the risks inherent in all investments, there can be no assurance that either Fund will meet its investment objective.  Neither Fund is intended by itself to constitute a balanced investment program.

Unless specifically designated as a “fundamental” policy (which may be changed only with the approval by a majority of a Fund’s outstanding shares, as defined in the 1940 Act), all investment policies described below may be changed by the Board of Trustees of the Trust (the Board”) without shareholder approval.

Smaller Capitalization Companies.  The Funds may invest a substantial portion of their assets in companies with modest capitalization, as well as start-up companies.  While the Adviser believes that small- and medium-sized companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost.  These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies.  In addition, in many instances, the frequency and volume of their trading are substantially less than are typical of larger companies.  Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations.  The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter and other markets typically are larger than the spreads for more actively traded securities.  As a result, a Fund could incur a loss if it determined to sell such a security shortly after its acquisition.  When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Investors should be aware that, based on the foregoing factors, to the extent a Fund invests a significant portion of its assets in the securities of smaller companies, an investment in the Fund may be subject to greater price fluctuations than if it invested primarily in larger, more established companies.

United States Government Obligations.  The Funds may invest in U.S. Treasury securities that differ only in their interest rates, maturities and times of issuance.  Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by any of the following:  (a) the full faith and credit of the U.S. Treasury (e.g., Ginnie Mae Certificates); (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (such as those issued by Fannie Mae); and (d) only the credit of the agency or instrumentality itself (such as those issued by the Student Loan Marketing Association).  While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so because it is not so obligated.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of the Federal Home Mortgage Corporation and the Federal National Mortgage Association for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of these entities to meet their obligations.

Foreign Obligations and Securities. The Funds may invest in foreign company stocks and fixed- income securities.  Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country.  Concentrated investment in any single country, especially a less developed country, would make a Fund’s value more sensitive to economic, currency and regulatory changes within that country.

Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars.  Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations.  There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable.  Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers.  In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.  Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the U.S. dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors.  The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

Investments in currency forward contracts (“forward contracts”) may be made to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income.  A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date that is individually negotiated and is privately traded by currency traders and their customers.  The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Investment in foreign securities may also be made through American Depositary Receipts (“ADRs”), Canadian Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities.  Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.  EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institutions that evidence ownership of the underlying foreign securities.  Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers.  Such investments may include bonds, notes, debentures and other similar debt securities.

Money Market Instruments.  The Funds may invest in a variety of money market instruments for temporary defensive purposes, pending investment in other types of securities, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions.  Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.  Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may also be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank.  Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer.  Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase Agreements.  The Funds may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”).  Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time.  Securities subject to repurchase agreements are held either by the Funds’ custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System.  The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest).  Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities.  The risk to a Fund is limited by the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral.  If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest.  The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund.

Fixed-Income Securities.   In order to reduce the risk of non-payment of principal or interest on these securities, fixed-income securities purchased by the Funds will be limited to investment grade fixed-income securities.  Investment grade securities are those securities that, at the time of purchase, are rated within the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) (Baa or higher), Standard & Poor’s Corporation (“S&P”) (BBB or higher), or other nationally recognized securities rating organizations, or securities that are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated.  Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities.  Subsequent to its purchase by a Fund, a rated security may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security.

Asset-Backed Securities.  Each Fund may purchase up to 5% of its net assets in asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets.  Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.  The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage pre-payments.  For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.  Asset-backed securities acquired by the Funds may include collateralized mortgage obligations (“CMOs”) issued by private companies.

The Funds may acquire several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and CMOs, which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages.  Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits (“REMICs”).  CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.  The relative payment rights of the various CMO classes may be structured in a variety of ways.  The Funds will not purchase “residual” CMO interests, which normally exhibit greater price volatility.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.  Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”), including GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”), including FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the discretionary authority of the U.S. Treasury to provide certain credit support.  FNMA is a government-sponsored organization owned entirely by private stockholders.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”), including FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCS”), are not guaranteed and do not constitute debt or obligation of the United States or any Federal Home Loan Bank.  FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, and  is owned entirely by Federal Home Loan Banks.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities.  Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.  Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The yield characteristics of asset-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time.  As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.  Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.  In calculating the average weighted maturity of a security, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.  Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities.  The Funds may invest in zero-coupon, step-coupon, and pay-in-kind securities.  These securities are debt securities that do not make regular interest payments.  Zero-coupon and step-coupon securities are sold at a deep discount to their face value.  Pay-in-kind securities pay interest through the issuance of additional securities.  Because these securities do not pay current income, the price of these securities can be volatile when interest rates fluctuate.  While these securities do not pay current cash income, federal income tax law requires the holders of taxable zero-coupon, step-coupon, and certain pay-in-kind securities to report as interest each year the portion of the original issue discount (or deemed discount) on such securities accruing that year.  In order to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Yields and Ratings.  The yields on certain obligations, including the money market instruments in which the Funds may invest, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue.  The ratings of S&P, Moody’s, and other rating agencies represent their respective opinions as to the quality of the obligations they undertake to rate.  Ratings, however, are general and are not absolute standards of quality.  Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities).  The Board or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation.  Certain securities that are exempt from registration or issued in transactions exempt from registration (“restricted securities”) under the Securities Act of 1933, as amended (“Securities Act”), or that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid.  The Trustees have delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations.  Certain securities are deemed illiquid by the SEC including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation.  These securities will be treated as illiquid and subject to each Fund’s limitation on illiquid securities.

Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable time may elapse between the decision to sell and the sale date.  If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.  Restricted securities will be priced at fair value as determined in good faith by the Board.

If through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of a Fund’s net assets is invested in illiquid assets, including restricted securities that are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

Warrants.  The Funds may purchase warrants and similar rights, which are privileges issued by a corporation enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time.  The purchase of warrants involves the risk that a Fund could lose the purchase price of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  No Fund will invest more than 5% of its net assets, taken at market value, in warrants.  Warrants attached to other securities acquired by a Fund are not subject to this restriction.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions.  The Funds may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis.  These transactions involve a commitment by the Funds to purchase or sell securities at a future date.  The price of the underlying securities and the date when the securities will be delivered and paid for (the settlement date) are fixed when the transaction is negotiated.  When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.  The Funds will purchase securities on a when-issued basis or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it.  A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian or sub-custodian will designate liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments.

Hedging Strategies. The Funds may use various options transactions for the purpose of hedging or earning additional income.  There can be no assurance that such efforts will succeed.  The Funds may write (i.e., sell) call and put options, and buy put and call options.  These options may relate to particular securities or stock or bond indexes and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation.

Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire.  Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest.  The use of hedging instruments is subject to applicable regulations of the SEC, the several options exchanges upon which they are traded and various state regulatory authorities.  In addition, a Fund’s ability to use hedging instruments may be limited by tax considerations.

Swap Transactions. The Funds may use another type of derivative transaction, known as a swap transaction, in an effort to hedge risk or to earn additional returns.  Although swap transactions may contain financing terms and implied financing rates, they are not treated as borrowing or lending transactions by a Fund to the extent the Fund has collateralized with liquid assets, on a marked-to-market basis, the value of any obligation the Fund owes to the counterparty to the swap transaction.  Swaps allow the parties to exchange the dividend income or other components of return on an equity or other investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment.  Swaps are derivatives, and their values can be very volatile.  To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss.  The value of some components of a swap (like the dividends on a common stock) may also be sensitive to changes in interest rates.  Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.  Swaps are not liquid investments, unless they have been determined to be liquid pursuant to the valuation procedures adopted by the Board.

Exchange-Traded Notes, Index-Linked Notes and Similar Instruments.  The Funds may invest in leveraged and unleveraged exchange-traded notes, index-linked notes and similar instruments (collectively known as “Linked Notes”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. Some Linked Notes are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. Other Linked Notes may be directly sold by the issuer, such as a larger broker-dealer, and are not traded.  At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the applicable market benchmark or strategy factor.  Linked Notes that are not traded may be subject to a holding period until maturity during which an early redemption fee or other charges may apply.

Linked Notes are subject to credit risk and the value of a Linked Note may drop because of a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. Linked Notes may not make periodic coupon payments or provide principal protection. The value of a Linked Note may also be influenced by time to maturity, level of supply and demand for the Linked Note, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The issuer of a Linked Note may not be required to maintain the listing and there can be no assurance that a secondary market will exist for a Linked Note.  In addition, no assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how the Funds characterize and treat Linked Notes for tax purposes. Some Linked Notes that use leverage may multiply the market effect on the value of the instrument and, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged Linked Notes are subject to the same risks, such as greater volatility, costs and the potential for increased losses, as other instruments that use leverage in any form.

A Linked Note that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. The market value of Linked Notes may differ from their market benchmark or strategy because the supply and demand in the market for Linked Notes at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the Linked Note seeks to track. As a result, there may be times when a traded Linked Note trades at a premium or discount to its market benchmark or strategy.

Options.

General. The Funds may purchase and write (i.e., sell) put and call options.  Such options may relate to particular securities or securities indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.  Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time (or, in some cases, on certain specified dates) prior to the expiration of the option, regardless of the market price of the security.  A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.  The premium paid to the writer represents consideration for undertaking the obligation under the option contract.

Securities index options are put options and call options on various securities indexes.  In most respects, they are identical to listed options on common stocks or bonds.  The primary difference between securities options and index options occurs when index options are exercised.  In the case of securities options, the underlying security, is delivered.  However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.  The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple.  A securities index fluctuates with changes in the market value of the stocks included in the index.  For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500 or the Value Line Composite Index, or a narrower market index, such as the Standard & Poor’s 100.  Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on securities indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument.  The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.  There is no assurance that a liquid secondary market will exist for any particular option.  An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held as collateral until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid.  If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold).  If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.  There are a number of special risks associated with transactions in options.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction to not achieve its objectives.  In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for various reasons, including:  there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by a Fund of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund.  Because the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes.  It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on securities indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of securities index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.  Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party.  No Fund will enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above.  The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, designate liquid assets with their Custodian in the prescribed amount.  Under current SEC guidelines, a Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets.  As a result, the commitment of a large portion of a Fund’s assets to cover or in segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Commodity Pool Operator Exclusion.  The Adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act of 1936 (the “CEA”) in respect of each Fund under Commodity Futures Trading Commission Rule 4.5.  Under this exclusion, futures contracts, options on futures contracts and swaps may be used in the Funds only for bona fide hedging purposes or within the de minimis limitations of Rule 4.5.  Accordingly, the Adviser is not required to register or be regulated as a “commodity pool operator” or, correspondingly, as a “commodity trading adviser” with respect to the Funds.  Should the Adviser wish to use futures contracts, options on futures contracts and swaps beyond the limitations of Rule 4.5, the Adviser would be subject to registration and regulation as a “commodity pool operator.”

Investment Companies.  Each Fund may invest its assets in shares of other investment companies.  Each Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  Each Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and consistent with its investment restrictions herein.  Section 12(d)(1) of the 1940 Act precludes each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of each Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of each Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by each Fund and all affiliated persons of each Fund; and (ii) each Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1-1/2%.

The above restrictions might not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under the Rules and Regulations of the 1940 Act.

If a Fund invests in investment companies, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by a Fund, a Fund will either seek instruction from a Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by a Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, a Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company.

Short Sales. The Funds may seek to realize additional gains through short sales.  Short sales are transactions in which the Fund sells a security that it does not own, in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the market at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan.  To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Trust's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  The Fund will also incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of loss increased, by the amount of the premium, dividends, interest, or expense the Fund may be required to pay in connection with a short sale.  An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund.  There can be no assurance that the Fund will be able to close out the position at any particular time or at any acceptable price.

The staff of the SEC is of the opinion that a short sale involves the creation of a senior security and is, therefore, subject to the limitations of Section 18 of the 1940 Act. The SEC staff has taken the position that in order to comply with the provisions of Section 18, the Fund must put in a segregated account (not with the broker) an amount of cash or securities equal to the difference between: (a) the market value of the securities sold short, and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale).  In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Calculation of Portfolio Turnover Rate.  The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable a Fund to receive favorable tax treatment.  The Funds are not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.  It is anticipated the portfolio turnover rate for each Fund will generally not exceed 100%.  However, this should not be considered as a limiting factor.

The Total Return Fund’s portfolio turnover rates for the fiscal years ended August 31, 2012 and 2011 were as follows:

2012	2011
101.09%	35.06%

The All-Purpose Fund’s portfolio turnover rate for the fiscal years ended August 31, 2012 and 2011 were as follows:

2012	2011
0.00%	0.00%

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions consistent with its investment objective.  The following restrictions supplement those set forth in the Prospectuses.  Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment limitations except with respect to the Fund’s restrictions on borrowings as set forth in fundamental restriction 7 below.

Neither Fund’s fundamental restrictions can be changed without the approval of the holders of the lesser of:  (i) 67% of those shares of the Fund that are present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

The following are the Funds’ fundamental investment restrictions.

1.	The Funds may not issue senior securities, except as permitted under the 1940 Act; provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.

2.	The Funds may not lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

3.
With respect to 75% of its total assets, the Total Return Fund may not purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than 5% of the value of the Fund’s total assets to be invested in securities of any one issuer or (b) the securities of any issuer if such purchase would cause the Fund to own more than 10% of the outstanding voting securities of any one issuer.

4.
Neither Fund will purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

5.
The Funds may not act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund’s participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for a Fund’s own portfolio may be deemed to be an underwriting, and except to the extent that a Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

6.
The Funds may not purchase or sell real estate (but this shall not prevent a Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

7.
The Funds may not borrow money, except that a Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that exceed 33-1/3% of a Fund’s total assets by reason of a decline in net asset value will be reduced within three days thereafter (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.  Transactions involving options, futures and options on futures will not be deemed to be borrowings if properly covered by designated liquid assets where appropriate.

8.
The Funds may not purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

The following investment restrictions are not fundamental, and may be changed without shareholder approval.

A Fund may not:

1.	Purchase securities of other investment companies except to the extent permitted by the 1940 Act and the rules and regulations thereunder.

2.	Make investments for the purpose of exercising control or management of any company except that the Fund or its agent may vote portfolio securities in their discretion.

3.	Acquire illiquid securities if, as a result of such investments, more than 15% of the Fund’s net assets (taken at market value at the time of each investment) would be invested in illiquid securities.

4.
Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts and options thereon, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions.  (The “bunching” of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a joint securities trading account.)

5.
Borrow money except for temporary bank borrowings (not in excess of 5% of the value of its total assets) for emergency or extraordinary purposes, or engage in reverse repurchase agreements, or pledge any of its assets except to secure borrowings and only to an extent not greater than 10% of the value of the Fund’s net assets; provided, however, the Fund may engage in transactions involving options.  The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

In determining industry classification with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund’s total assets.

PORTFOLIO DISCLOSURE

The Funds will not disclose portfolio holdings information to any person or entity except as follows:

The Funds disclose their portfolio holdings quarterly, in their Annual and Semi-Annual Reports, as well as in filings with the SEC no later than 60 days after the end of the applicable quarter.

To the extent permitted under applicable law, the Adviser may distribute (or authorize a Fund’s custodian or principal underwriter to distribute) information regarding a Fund’s portfolio holdings more frequently than stated above to the Fund’s service providers and others who require access to such information in order to fulfill their contractual duties with respect to the Fund, such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services, and also to facilitate the review of the Fund by certain mutual fund analysts and rating agencies, such as Morningstar and other analysts.  Such disclosure may be made only if the recipients of such information are subject to a confidentiality agreement or otherwise have an obligation to maintain that information as confidential and if the authorizing persons (as determined by the Funds’ Chief Compliance Officer) determine that, under the circumstances, disclosure is in the best interests of the Fund’s shareholders.  Such disclosure will be made in accordance with the policy and procedures adopted by the Board.  The portfolio holdings information that may be distributed is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  A Fund’s portfolio holdings information may not be disseminated for compensation.

ADDITIONAL TRUST INFORMATION

Trustees and Officers.  The Board is responsible for the overall management of the Trust.  The Board supervises and reviews each Fund’s investment activities.  The day-to-day operations of each Fund are delegated to its officers, subject to each Fund’s investment objectives, strategies and policies, and also subject to general supervision by the Board.  Information regarding the Board and officers of the Trust, including their principal business occupations during at least the last five years, is set forth below.  Each Trustee who is an “interested person” of the Trust or the Adviser as defined in the 1940 Act is indicated by an asterisk.  Except where otherwise indicated, each of the Trustees below has served in his present capacity with the Trust since July 1996.

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Pierson E. Clair III c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1948)	Trustee	Indefinite term; since 1996	President and Chief Executive Officer of Brown & Haley since 1998 (fine confectioners); Vice President of Blummer Chocolate Company from 1980 to 1997, where he had been employed since 1970.	2	Signature Foods, Inc.

Scott LeFevre c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1957)	Trustee	Indefinite term; since 2001	Sole proprietor of LeFevre Capital Management, a registered investment adviser from 1990 to 2011.	2	None

Alfred D. McKelvy, Jr. c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1948)	Trustee	Indefinite term; since 2003	Partner of McKelvy Properties, LP since 2011; Executive Director of the law firm of Berding & Weil, LLP from 1990 to 2011.	2	Advisory Board, Heritage Bank (formerly, Board of Diablo Valley Bank)

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Interested Trustees and Officers
Bryan F. Morse* c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1952)	Trustee	Indefinite term; since 1996	Sole proprietor of Bryan F. Morse, RIA, a registered investment adviser from 1990 to 2010.	2	None

Grover T. Wickersham* c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1949)	Trustee	Indefinite term; since 1996	Attorney in private practice in Palo Alto, California. Prior to entering private practice in June of 1981, served as a Branch Chief of the Los Angeles Regional Office of the U.S. Securities and Exchange Commission.	2	S&W Seed Co. (agricultural products)

Ken Fisher c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1950)	President	Indefinite term; since 1996	Chief Executive Officer of the Adviser, and Chief Executive Officer and majority shareholder of Fisher Investments, Inc., the Adviser’s parent company, since the Adviser’s organization in its current form in 2005. Prior to the succession by the Adviser to Fisher Investments, Inc.’s investment adviser registration, he was Chief Executive Officer of Fisher Investments, Inc. since its incorporation in 1986. Prior thereto, he was the founder of Fisher Investments, a sole proprietorship which commenced operations in 1979.	2	None

Tom Fishel c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1960)	Vice President and Chief Compliance Officer	Indefinite term; since 2004	Vice President and Chief Compliance Officer of the Adviser. Vice President of Charles Schwab & Co., Inc. from 1995 to 2004, where he had been employed since 1983.	N/A	None

Nicole Gerrard Lightner c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1970)	Secretary	Indefinite term; since 2011
In-house legal counsel for the Adviser since 2006 and Secretary of the Adviser since 2008.  Prior to joining the Adviser, she was an attorney at Paul Hastings LLP from 2000-2006 and at a Canadian law firm from 1998-2000.
				N/A	None

Katherine Taylor c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1966)	Treasurer	Indefinite term; since 2011	Group Vice President of Finance and Treasurer of the Adviser where she has been employed since 2003.	N/A	None
*
“Interested person” of the Trust, as defined in the 1940 Act.  Mr. Morse is an “interested person” of the Trust because of a business transaction with the Adviser.  Mr. Wickersham is an “interested person” of the Trust because he had an outside business relationship with Mr. Fisher, who is the majority shareholder of Fisher Investments, Inc. and thereby controls the Adviser, a wholly-owned subsidiary of Fisher Investments. Inc.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Fund as of December 31, 2011:

Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Funds (1)

Name of Trustee	Total Return Fund	All-Purpose Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (1)
Pierson E. Clair III	D.	A	D.
Scott LeFevre	B.	A	B.
Alfred D. McKelvy, Jr.	D.	A	D.
Bryan F. Morse*	D.	A	D.
Grover T. Wickersham*	B.	A	B.
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
*
“Interested person” of the Trust, as defined in the 1940 Act.  Mr. Morse is an “interested person” of the Trust because of a business transaction with the Adviser.  Mr. Wickersham is an “interested person” of the Trust because he had an outside business relationship with Mr. Fisher.

As of December 31, 2011, none of the Trustees who are not “interested persons” of the Trust or the Adviser as defined in the 1940 Act (the “Independent Trustees”)) or members of their immediate families owned any securities of the Adviser or the Distributor, or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor.  During the two most recently completed calendar years, none of the Independent Trustees or members of their immediate families conducted any transactions (or series of transactions) with, or had any direct or indirect interest in, or had any direct or indirect relationship with, the Adviser, the Distributor or any affiliate of the Adviser or the Distributor, in which the amount involved exceeded $120,000.

Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to his continued service as a Trustee of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate he has the ability to critically review, evaluate and access information provided to him.  Certain of these business and professional experiences are set forth in detail in the charts above.  Each of the Trustees has served on the Board for over five years, with three of the Trustees having served on the Board since the inception of the Trust in 1996.  The Trustees therefore have, in their service to the Trust, gained substantial insight as to the operation of the Trust.  In addition, two of the Trustees have served on boards for organizations other than the Trust.  The Trustees annually conduct a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the charts above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes.  The information provided below, and in the charts above, is not all-inclusive.  The Board took into account a variety of factors in its selection of candidates to serve as a Trustee, including the then composition of the Board, and generally, no one factor was decisive in the selection of an individual to join the Board.  Many Trustee Attributes involve intangible elements, such as intelligence, work ethic and the ability to work together, communicate effectively, exercise judgment, ask incisive questions, manage people and problems, and develop solutions.  In conducting the annual self-assessment, the Trustees have determined that they have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Mr. Clair’s Trustee Attributes include his many years of experience with the Board, as well as his many years of business experience in executive and management positions.  Mr. Clair also has served or is currently serving on the board of another organization.

Mr. LeFevre’s Trustee Attributes include his many years of experience with the Board, as well as his many years of experience with the investment advisory industry as the sole proprietor of a registered investment adviser.

Mr. McKelvy’s Trustee Attributes include his many years of experience with the Board, as well as his many years of experience at a law firm, where he is responsible for administering the day-to-day operations of the law practice and client development.  Mr. McKelvy also has served or is currently serving on the boards of other organizations.

Mr. Morse’s Trustee Attributes include his many years of experience with the Board, a well as his many years of experience with the investment advisory industry as the sole proprietor of a registered investment adviser.

Mr. Wickersham’s Trustee Attributes include his many years of experience with the Board, as well as his experience with the regulatory requirements governing the securities industry as a former branch chief of a regional office of the SEC.  Mr. Wickersham is also an attorney with his own corporate and securities practice.

Board Leadership Structure and Risk Oversight

The operations of the Funds are under the direction of the Board.  The Board establishes the Funds’ policies and oversees and reviews the management of the Funds.  The Board meets regularly (i.e., at least quarterly) to review the investment performance of the Funds and other financial and operational matters, including policies and procedures with respect to compliance with regulatory and other requirements, as well as to review the activities of the Trust’s officers, who are responsible for the day-to-day operations of the Funds.  The Board met four times during the fiscal year ended August 31, 2012.

The Board has structured itself in a manner that it believes allows it to appropriately perform its oversight function. It has established three standing committees, an Audit Committee, a Nomination Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees,” below.  Currently, the Board consists of five Trustees, three of whom are Independent Trustees, and the Audit Committee and the Nomination Committee are comprised entirely of Independent Trustees.  The Board does not have a lead Independent Trustee because the Independent Trustees prefer that they remain equally involved in Board matters.  Although the Chairman of the Board is an interested Trustee, the Board reviews its leadership structure annually as part of its self-assessment process and believes that the active involvement of all Independent Trustees in Board matters and the function and composition of the Audit Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an interested Trustee.

As part of its oversight function, the Board receives and reviews various reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many disparate elements, the oversight of different types of risks (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risk, business continuity risk, etc.) is handled in different ways.  For example, the Board reviews compliance reports from the Chief Compliance Officer as well as the Trust’s administrator and engages in discussions with each of them as necessary, in its oversight of the Trust’s compliance with the federal securities laws and the Trust’s internal compliance policies and procedures.  Additionally, the Independent Trustees request such reports and engage in such discussions with personnel of the Adviser as necessary to review other types of risks, such as business continuity risk or investment risk.  The Audit Committee also meets with the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  Nevertheless, not all risks that may affect the Trust or a Fund can be identified, and there may not be any process or control developed to eliminate or mitigate their occurrences or effects.  Some risks are simply beyond any control of the Trust, the Adviser or its affiliates, or other service providers.

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is comprised solely of Independent Trustees, Alfred D. McKelvy, Jr., Scott LeFevre and Pierson E. Clair III.  The Audit Committee reviews financial statements and other audit-related matters for the Trust.  The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence.  The Audit Committee met twice during the fiscal year ended August 31, 2012.

Nomination Committee.  The Trust has a Nomination Committee, which is comprised solely of Independent Trustees, Alfred D. McKelvy, Jr. and Pierson E. Clair III.  The Nomination Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary.  Nominees recommended by shareholders are permitted with a formal written resume and questionnaire to the Adviser.  The Nomination Committee did not meet during the fiscal year ended August 31, 2012.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Trust securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the full Board.  Members of the Valuation Committee are Ken Fisher, Scott LeFevre, Alfred D. McKelvy, Jr., Andrew Teufel and Steve Triplett.  The Valuation Committee meets as necessary when a price is not readily available.  The Valuation Committee did not have reason to meet during the fiscal year ended August 31, 2012.

Trustee Compensation

The Trustees of the Trust who are officers of the Adviser receive no remuneration from the Trust.  Each of the other Trustees is paid an annual retainer of $4,000 and a fee of $1000 for each meeting attended in person, $2000 for the annual meeting at which the advisory contract is reviewed and approved and $500 for any meeting attended telephonically.  Each member of the Audit Committee also receives $500 for each meeting of the Audit Committee attended in person.  Each Trustee is reimbursed for the expenses of attending meetings.  No other compensation or retirement benefits are received by any Trustee or officer from the Funds. The table below sets forth the compensation of the Trustees for the fiscal year ended August 31, 2012.

COMPENSATION TABLE

Name and Position	Aggregate Compensation from the Total Return Fund	Aggregate Compensation from the All Purpose Fund	Total Compensation from Trust Paid to Trustees
Mr. Clair III, Trustee	$4,500	$4,500	$9,000
Mr. LeFevre, Trustee	$5,000	$5,000	$10,000
Mr. McKelvy Jr., Trustee	$5,000	$5,000	$10,000
Mr. Morse, Trustee	$4,250	$4,250	$8,500
Mr. Wickersham, Trustee	$4,500	$4,500	$9,000

CODE OF ETHICS

The Trust, the Adviser and the Distributor (as defined hereafter) have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel subject to these Codes to invest in securities that may be purchased or held by the Funds.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PROXY VOTING GUIDELINES

The Adviser provides a voice on behalf of shareholders of the Funds.  The Adviser views the proxy voting process as an integral part of the relationship with the Funds.  The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly.  Therefore, the Funds delegate their authority to vote proxies to the Adviser, subject to the supervision of the Board.  The Funds’ proxy voting policies are summarized below.

Policies of the Funds’ Investment Adviser. It is the Adviser’s policy to vote all proxies received by the Funds in a timely manner.  Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy.  The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners.  Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest.  The Adviser’s duty is to vote in the best interests of the Funds’ shareholders.  Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of Fund shareholders, the Adviser will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;
2.	Disclose the conflict to the Independent Trustees of the Funds and obtain their direction on how to vote the proxy; or
3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event of a conflict between the interests of the Adviser and Fund shareholders, the Adviser’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy.  The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

More Information. The Trust is required to file Form N-PX annually, which lists the actual voting records relating to portfolio securities during the most recent 12-month period ended June 30.  Each Fund’s proxy voting record is available, without charge, upon request by calling toll-free 1-800-550-1071, or by accessing the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of November 30, 2012, the officers and Trustees of the Trust owned, as a group, less than 1% of the Total Return Fund’s outstanding securities.  The Adviser, as of the date of this SAI, was the record owner of 100% of the All-Purpose Fund’s outstanding securities.  On November 30, 2012, the following shareholders owned of record and beneficially, 5% or more of a Fund’s outstanding shares.  An asterisk (*) denotes an account affiliated with the Adviser, officers of the Funds or Trustees:

Total Return Fund
Name	% of Shares	Record or Beneficial
Charles Schwab & Company 101 Montgomery Street San Francisco, CA 94104	18.65%	Record

All-Purpose Fund
Name	% of Shares	Record or Beneficial
Andrew Teufel c/o Fisher Asset Management, LLC 13100 Skyline Blvd. Woodside, CA 94062	100%	Record

SERVICES PROVIDED TO THE FUNDS

Investment Adviser. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”).  The Adviser is a wholly-owned subsidiary of the holding company Fisher Investments, Inc.  Fisher Investments, Inc., incorporated in 1986, was the prior investment adviser to the Total Return Fund until the Adviser succeeded to its investment adviser registration in 2005.  Mr. Fisher is the founder, Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, and is the Chief Executive Officer and majority shareholder of Fisher Investments, Inc.  As such, he controls the Adviser.

Advisory Services for the Funds.  Pursuant to the Investment Management Agreement entered into between the Trust on behalf of the Funds and the Adviser (the “Investment Management Agreement”), the Adviser determines the composition of each Fund’s portfolio, the nature and timing of the changes to each Fund’s portfolio, and the manner of implementing such changes (“Management Services”).  Included as part of these Management Services the Adviser also (a) provides the Funds with investment advice, research and related services for the investment of its assets, subject to such directions as it may receive from the Board; (b) pays all of the Trust’s executive officers’ salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Investment Management Agreement; and (d) furnishes the Funds with office space and certain administrative services.  The services of the Adviser or any affiliate thereof are not deemed to be exclusive and the Adviser or any affiliate thereof may provide similar services to other series of the Trust, other investment companies and other clients, and may engage in other activities.  The Funds may reimburse the Adviser (on a cost recovery basis only) for any services performed for the Funds by the Adviser outside of its duties under the Investment Management Agreement.

The Investment Management Agreement is dated as of October 25, 1996, as amended April 16, 1998 and July 14, 2005.  The Investment Management Agreement has an initial term of two years from each Fund’s commencement of operations and thereafter is required to be approved annually by the Board or by vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Investment Management Agreement was initially approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party on September 26, 1996 and by the initial shareholder of the Total Return Fund on September 26, 1996.  The Investment Management Agreement was initially approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party on July 14, 2005 and by the initial shareholder of the All-Purpose Fund on July 14, 2005.  The Investment Management Agreement is terminable with respect to the Funds without penalty on 60 days’ written notice by the Trustees, by vote of a majority of each Fund’s outstanding voting securities, or by the Adviser, and will terminate automatically if it is assigned (as defined in the 1940 Act).

The Funds are responsible for their own operating expenses.  Pursuant to an Operating Expenses Agreement between the Trust on behalf of the Funds and the Adviser (the “Operating Expenses Agreement”), the Adviser has agreed to limit each Fund’s total annual operating expenses (excluding taxes, interests, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to not more than 1.50% of each Fund’s average daily net assets. The Operating Expenses Agreement has a renewable rolling 10-year term.  Reimbursement of expenses in excess of the applicable limitation will be paid to the Funds by reducing the Adviser’s management fee, subject to later adjustment.  The Adviser may from time to time voluntarily absorb expenses for the Funds in addition to the reimbursement of expenses in excess of the foregoing. The Board can terminate the Operating Expenses Agreement at any time upon 60 days’ written notice to the Adviser.  Additionally, the Adviser may decline to renew the Operating Expenses Agreement by written notice to the Trust at least 30 days before its annual renewal date.

The Investment Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Funds during the most recent three fiscal years, subject to approval by the Board and a Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.  Any such management fee or expense reimbursement will be accounted for as a contingent liability of the Funds and is described in the notes to the financial statements of the Funds until such time as it appears that the Funds will be able to and are likely to effect such reimbursement.  At such time as it appears probable that the Funds are able to effect such reimbursement, the amount of reimbursement that the Funds are able to effect will be accrued as an expense of the Funds for that current period.

For its services, each Fund pays the Adviser a monthly management fee based upon its average daily net assets equal to an annual rate of 1.00%.  For the fiscal year ended August 31, 2012, the Adviser received advisory fees of 1.00% of the Total Return Fund’s average daily net assets.  For the fiscal year ended August 31, 2012, the Adviser waived its entire advisory fee and reimbursed the All-Purpose Fund for a portion of other expenses in order to keep the All-Purpose Fund’s expenses below the expense cap.

The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or expenses reimbursed by the Adviser for the last three fiscal years.

Total Return Fund Year Ended August 31,
	2012	2011	2010
Advisory fees accrued	$3,754,826	$4,120,961	$3,814,794

Advisory fees waived	$0	$0	$0

Advisory fees recouped by the Adviser	$0	$0	$36,690

Total advisory fees paid to the Adviser	$3,754,826	$4,120,961	$3,851,484

	All-Purpose Fund Year Ended August 31,
	2012	2011	2010
Advisory fees accrued	$492	$498	$505

Advisory fees waived and expenses reimbursed	$154,468	$151,032	$147,529

Advisory fees and/or expenses recouped by the Adviser	$0	$0	$0

Total advisory fees paid to the Adviser (negative amounts indicate an expense reimbursement in excess of the advisory fees)	-$153,976	-$150,534	-$147,024

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement with the Adviser is available, with respect to each Fund, in the Fund’s semi-annual report to shareholders for the period ended February 28, 2012.

The Investment Management Agreement provides that the Adviser shall not be liable to the Funds or their shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Administrator. U.S. Bancorp Fund Services, LLC, serves as the Funds’ Administrator.  Pursuant to an administration agreement with the Trust on behalf of the Funds, the Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Fund, and supervision of other organizations that provide services to the Funds.  Certain junior officers of the Trust and the Fund may be provided by the Administrator.  For the periods indicated below, the Funds paid the following fees to the Administrator:

Administrator Fee	Total Return Fund	All-Purpose Fund
Fiscal Year Ended August 31, 2012	$287,460	$39,687
Fiscal Year Ended August 31, 2011	$300,239	$40,694
Fiscal Year Ended August 31, 2010	$291,131	$41,850

Custodian, Transfer Agent and Dividend Paying Agent. U.S. Bank N.A. (the “Custodian”), located at 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI  53212, serves as the custodian and U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as the transfer and dividend paying agent for the Funds.  Under the terms of the respective agreements, the Custodian is responsible for the receipt and delivery of each Fund’s securities and cash, and the Transfer Agent is responsible for processing purchase and redemption requests for Fund shares as well as the recordkeeping of ownership of each Fund’s shares, payment of dividends as declared by the Trustees and the issuance of confirmations of transactions and annual statements to shareholders.  The Custodian and the Transfer Agent do not exercise any supervisory functions over the management of the Trust or the Funds or the purchase and sale of securities.  The Custodian is an affiliate of the Transfer Agent and the Administrator.

Legal Counsel.  Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as counsel to the Funds.

Independent Public Registered Accounting Firm.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 serves as the independent registered public accounting firm for the Funds.  It is responsible for performing an audit of the Funds’ year-end financial statements as well as providing accounting and tax advice to the management of the Trust.  The financial statements incorporated by reference in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Tait, Weller & Baker LLP given on the authority of that firm as experts in auditing and accounting.

INVESTMENT POLICY COMMITTEE

As described in the Funds’ Prospectuses, the Funds’ investments are managed by the Adviser’s Investment Policy Committee (“IPC”), which currently consists of Ken Fisher, Jeffery Silk, Andrew Teufel, William Glaser and Aaron Anderson, and no one IPC member is primarily responsible for making investment recommendations for the Funds.

Other Accounts Managed By IPC Members.  As of August 31, 2012, the IPC members were responsible for the day-to-day management of other accounts, as indicated by the following table.  The information in the table represents the total number of accounts managed by the IPC Members.

Category of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Registered Investment Companies (Other than The Purisima Funds)	2	$362,223,149	0	0
Other Pooled Investment Vehicles	10	$1,359,059889	0	0
Other Accounts (Separately Managed Accounts)	Approx. 41,351	$40,815,499,513	2	$246,565,235

The Adviser feels there are no material conflicts that would necessarily arise in connection with IPC members’ management of the Funds’ investments and their management of the investments of the other accounts listed in the above table.

The following table indicates the dollar range of beneficial ownership of shares of the Funds by each member of the IPC:

Name of IPC Member	Total Return Fund	All-Purpose Fund
Ken Fisher	G.	A.*
Jeffery Silk	A.	A.
Andrew Teufel	A.	C.
William Glaser	C.	A.
Aaron Anderson	A.	A.
Key of Dollar Ranges for Table:
A - None; B - $1 to $10,000; C - $10,001 to $50,000; D - $50,001 to $100,000; E - $100,001 - $500,000; F - $500,001 - $1,000,000; G - Over $1,000,000.
*Ownership of all shares by the Adviser, which is controlled by Mr. Fisher.

Compensation.  Mr. Fisher receives no compensation, including salary, bonuses, or deferred compensation, from the Funds for his service as a member of the IPC.  However, he does receive compensation for his positions with the Adviser.

The compensation of each member of the IPC, other than Mr. Fisher, includes a fixed base salary paid by the Adviser.  Base salaries vary based on responsibilities and years of service at the Adviser.  Each member of the IPC also receives a discretionary bonus from the Adviser, the amount of which is not dependent upon the performance of the Funds, and may participate in the Adviser’s 401(k) retirement plan.

In addition, from time to time, IPC members may be granted options of Fisher Investments, Inc., the parent of the Adviser.  Receipt of such options is not dependent upon performance of the Funds.

DISTRIBUTION OF SHARES

Distribution Agreement. Quasar Distributors, LLC (the “Distributor”) located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as distributor of the Funds pursuant to a Distribution Agreement (“Distribution Agreement”) with the Trust. Under that Distribution Agreement, the Distributor is responsible for orders for Fund shares it receives.  Shares may also be sold by authorized dealers who have entered into dealer agreements with the Distributor or the Trust.  The Distribution Agreement is required to be approved annually (after the initial two year period) by the Board or by vote of a majority each Fund’s outstanding voting securities (as defined in the 1940 Act).  Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty on 60 days’ written notice by the Trustees, by vote of a majority of a Fund’s outstanding voting securities, or by the Distributor, and will terminate automatically in the event of its assignment (as defined in the 1940 Act).  The Distributor’s fees for the Total Return Fund are paid through the Fund’s 12b-1 Plan (as defined below), while the Adviser paid the Distributor’s fees for the All-Purpose Fund directly.

Service and Distribution Plan (Rule 12b-1 Plan).  As set forth in the Prospectuses, the Trust has adopted a Service and Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The 12b-1 Plan authorizes payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board, of up to 0.25% of each Fund’s average daily net assets. Distribution expenses are only paid to the extent necessary to reimburse expenses actually incurred.

The following table illustrates the expenses incurred by the Total Return Fund, which is entitled to reimbursement under the 12b-1 Plan for the fiscal year ended August 31, 2012:

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other	Total
Total Return Fund	$75,597	$3,473	$52,707	$0	$146,578	$59,579	$337,934

The 12b-1 Plan has not yet been implemented for the All-Purpose Fund; accordingly the All-Purpose Fund does not have any distribution expenses as of August 31, 2012.

The 12b-1 Plan was adopted in anticipation that the Funds would benefit from the 12b-1 Plan through increased sales of shares of the Funds, thereby ultimately reducing each Fund’s expense ratio and providing an asset size that allows the Adviser greater flexibility in management.  The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board, including a majority of the Trustees who are not interested persons of the Funds and have no direct or indirect financial interest in the 12b-1 Plan (as defined in Rule 12b-1) (“Rule 12b-1 Trustees”), vote annually to continue the 12b-1 Plan.  The 12b-1 Plan may be terminated at any time by a vote of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding shares.  Any change in the 12b-1 Plan that would materially increase the distribution expenses of the Funds provided for in the 12b-1 Plan requires approval of the shareholders and the Board, including the Rule 12b-1 Trustees.

While the 12b-1 Plan is in effect, the selection and nomination of Rule 12b-1 Trustees will be committed to the discretion of the Rule 12b-1 Trustees of the Trust.  The Board must review the amount and purposes of expenditures pursuant to the 12b-1 Plan quarterly as reported to it by the officers of the Trust.  All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the Conduct Rules of the National Association of Securities Dealers Regulation, Inc., as such Rules may change from time to time.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is primarily responsible for arranging the execution of the Funds’ portfolio transactions and the allocation of brokerage activities.  In arranging such transactions, the Adviser will seek to obtain best execution for the Funds, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the brokerage firm involved, the brokerage firm’s risk in positioning a block of securities, and research, market and statistical information provided by such firm.  While the Adviser generally seeks reasonable competitive commission rates, the Funds will not necessarily always receive the lowest commission available.  The Adviser, acting on behalf of the Funds, is authorized to pay a broker a higher brokerage commission than another broker might have charged for the same transaction in recognition of the value of brokerage or research services provided by the broker.

The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities.  Brokers who provide supplemental research, market and statistical information to the Adviser may receive orders for transactions by the Funds.  The term “research, market and statistical information” includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.  Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Management Agreement and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.  Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information may be used by the Adviser in connection with the Funds.  Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser in the future may effect securities transactions may be useful to the Adviser in providing services to the Funds.  To the extent the Adviser receives valuable research, market and statistical information from a broker-dealer, the Adviser intends to direct orders for Fund transactions to that broker-dealer, subject to the foregoing policies, regulatory constraints, and the ability of that broker-dealer to provide competitive prices and commission rates.  In accordance with the rules of the Financial Industry Regulatory Authority, the Funds may also direct brokerage to broker-dealers who facilitate sales of the Funds’ shares, subject to also obtaining best execution as described above from such broker-dealer.

A portion of the securities in which the Funds may invest are traded in the over-the-counter markets, and the Funds intend to deal directly with the dealers who make markets in the securities involved, except as limited by applicable law and in certain circumstances where better prices and execution are available elsewhere.  Securities traded through market makers may include markups or markdowns, which are generally not determinable.  Under the 1940 Act, persons affiliated with the Funds are prohibited from dealing with the Funds as principal in the purchase and sale of securities except after application for and receipt of an exemptive order from the SEC.  The 1940 Act restricts transactions involving the Funds and their “affiliates,” including, among others, the Trust’s Trustees, officers, and employees and the Adviser, and any affiliates of such affiliates.  Affiliated persons of the Funds are permitted to serve as its broker in over-the-counter transactions conducted on an agency basis only.

Investment decisions for the Funds are made independently from those of other accounts advised by the Adviser or its affiliates.  However, the same security may be held in the portfolios of more than one account.  When two or more accounts advised by the Adviser simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account.  In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account.  In other cases, however, an account’s ability to participate in large volume transactions may produce better executions and prices.
Brokerage Commissions Paid
During the Fiscal Year Ended August 31,
	2012	2011	2010
Total Return Fund	$346,482	$124,407	$67,598
All-Purpose Fund	N/A	N/A	N/A

The difference in brokerage commissions for the Total Return Fund between fiscal years ended August 31, 2010 and August 31, 2011 is primarily due to greater rebalancing activity intended to capture changing portfolio themes. In 2011, shifts were made to emphasize pharmaceutical stocks with promising drug pipelines and attractive valuations and to steer away from consumer discretionary stocks previously identified to benefit from the initial stages of the bull market. These changes resulted in a greater amount of trading activity for that year.

Of the above amounts, the following amounts were paid to firms for research, statistical or other services provided to the Adviser:

	2012	2011	2010
Total Return Fund	$0	$0	$0
All-Purpose Fund	$0	$0	$0

Securities of Regular Brokers or Dealers.  The SEC requires the Trust to provide certain information of the Funds that held securities of its regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  For the period ended August 31, 2012, the Funds did not hold any securities of their regular brokers or dealers.

TAXES

General.  Each Fund believes that it has qualified (or will qualify) for tax treatment as a regulated investment company (“RIC”) under Subchapter M of the Code for its fiscal year, and intends to be able to continue to so qualify.  In order to do so, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and must meet several additional requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.  If either Fund fails to qualify as a regulated investment company under Subchapter M for any reason, the Fund would be subject to federal taxes, and possibly other taxes, on the income and gains.  Distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

Dividends and other distributions declared by the Funds in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January.  Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

The Funds may invest in securities of foreign issuers, forward contracts and options.  These investments involve complex rules to determine the character and timing of recognition of income received in connection therewith by the Funds.

Any gain or loss realized by a Fund upon the expiration or sale of options held by it generally will be capital gain or loss.  Expiration of a call option written by a Fund will result in short-term capital gain.  Any security, option, or other position entered into or held by a Fund that substantially diminishes its risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses.  Different elections are available to a Fund that may mitigate the effects of the straddle rules.

Certain options (including options on a broad-based index, such as the Standard & Poor’s 500 index) and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are  held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund.  Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.  Some part of the Fund’s gain or loss on the sale or other disposition of securities of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than capital gain or loss.

A portion of the dividends from a Fund’s investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations.  The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations.  However, that portion of dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject to the alternative minimum tax.  In addition, availability of the deduction is subject to certain holding period and debt-financing limitations.

All or a portion of a loss realized upon the sale or redemption of shares of a Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

A Fund will be subject to a nondeductible 4% excise tax on net income to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Foreign Taxes.  Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries that would reduce the yield on the Fund’s portfolio securities.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it.  Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax.  A Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund’s income from sources within, and taxes paid to, foreign countries if it makes this election.

Passive Foreign Investment Companies.  If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as sources that produce interest, dividends, rental, royalty or capital gain income) or hold at least 50% of their assets in such passive sources (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gains from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  The Fund would not be able to pass through to its shareholders any credit or deduction for such tax.  In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash and could result in the conversion of capital gain to ordinary income.  A Fund may limit its investments in passive foreign investment companies or dispose of such investments if potential adverse tax consequences are deemed material in particular situations.  Because it is not always possible to identify a foreign issuer as a passive foreign investment company in advance of making the investment, a Fund may incur the tax in some instances.

Non-U.S. Shareholders.  Distributions of net investment income by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate).  Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is “effectively connected with the conduct of a U.S. trade or business” and the foreign shareholder provides the Fund with the certification required by the IRS to that effect, in which case the reporting and withholding requirements applicable to domestic taxpayers will apply.  Distributions of net capital gain to a foreign shareholder generally are not subject to withholding.

The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders and is based on current provisions of the Code and applicable Treasury Regulations, which are subject to change (possibly on a retroactive basis).  Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Funds.

The foregoing discussion and the related discussion in the Prospectuses has been prepared by the management of the Funds, and does not purport to be a complete description of all tax implications of an investment in the Funds.  Paul Hastings LLP, legal counsel to the Funds, has expressed no opinion in respect thereof.  Shareholders should consult their own advisers concerning the application of federal, state and local tax to their particular situations.

NET ASSET VALUE

The net asset value per share of a Fund is calculated for the shares by adding the value of all securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund.  Assets belonging to a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio.  The liabilities that are charged to a Fund are borne proportionately by each share of the Fund.  Subject to the provisions of the Trust’s Declaration of Trust (the “Trust Agreement”), determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.

Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (the “NYSE”), normally, 4:00 p.m. Eastern time, on each day the NYSE is open for trading and the Federal Reserve Bank’s Fedline System is open.

Securities that are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange.  Securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  The Funds receive pricing information from Interactive Data Corporation (“IDC”) and other independent pricing vendors. IDC and others, including Merrill Lynch, Bloomberg and Muller, are regarded as some of the more common sources of readily available pricing information.  Prices provided by IDC and other private vendors also may be based on quotations from one or more market makers.

Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE.  In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open.  In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE.  Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board determines that the particular event would materially affect net asset value, in which case an adjustment will be made.  Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.  Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

DESCRIPTION OF SHARES

The Trust Agreement permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series or classes representing interests in different investment portfolios.  The Trust may hereafter create series in addition to the Funds.  Under the terms of the Trust Agreement, each share of a Fund has a par value of $0.01, represents a proportionate interest in the Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees.  Upon any liquidation of a Fund, shareholders are entitled to share in the net assets of the Fund available for distribution.  Shares do not have any preemptive or conversion rights.  The right of redemption is described in the Prospectuses.  Pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (a) for any period during which the NYSE is closed, other than the customary weekends or holidays, or any period for which trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.  The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.  In addition, the Trust reserves the right to adopt, by action of the Trustees, a policy pursuant to which it may, without shareholder approval, redeem all of a shareholder’s shares (a) if such shares have an aggregate value below a designated amount, (b) to the extent that such shareholder owns shares equal to or in excess of a percentage of the outstanding shares determined from time to time by the Trustees, (c) to the extent that such shareholder owns shares equal to or in excess of a percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust, or (d) if the Trustees determine that it is not practical, efficient or advisable to continue the operation of a Fund and that any applicable requirements of the 1940 Act have been met.  Shares when issued as described in the Prospectuses are validly issued, fully paid and nonassessable.

If additional series of funds are created, the proceeds received by each fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that fund.  The underlying assets of each fund will be segregated on the books of accounts, and will be charged with the liabilities in respect to that fund and with a share of the general liabilities of the Trust.  Expenses with respect to the portfolios of the Trust will normally be allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter.  Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interest of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio.  Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio.  However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of the principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

The term “majority of the outstanding shares” of either the Trust or a particular fund or investment portfolio means the vote of the lesser of (i) 67% or more of the shares of the Trust or such fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such fund or portfolio.

As a general matter, the Trust does not hold annual or other meetings of shareholders.  This is because the Trust Agreement provides for shareholders voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters.  Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the holders of two-thirds of the shares.

Under Delaware law, shareholders of a Fund are not generally personally liable for obligations of the Trust.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations.  However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many states.  As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Trust’s shareholders to liability.  To guard against this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and will require that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the Trust of any shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a Fund shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present:  (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations.

The Trust Agreement provides that each Trustee of the Trust will be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustees (“disabling conduct”), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law.  The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of disabling conduct.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

The Trust Agreement also contains procedures for the removal of Trustees by its shareholders.  At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for unexpired terms of removed Trustees.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Trust shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee.  Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Trust’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to submit a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either:  (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material of all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

INDIVIDUAL RETIREMENT ACCOUNTS

Individuals who receive compensation or earned income, even if they are active participants in a qualified retirement plan (or certain similar retirement plans), may establish their own tax-sheltered Individual Retirement Account (“IRA”).  The Funds offer a prototype IRA plan which may be adopted by individuals for rollovers from existing IRAs or retirement plans.  There is currently no charge for establishing an IRA account, although there is an annual maintenance fee.  Earnings on amounts held in an IRA are not taxed until withdrawn.

A description of applicable service fees and certain limitations on contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-841-2858.  The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting an IRA.  Because a retirement program involves commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant’s retirement objectives.  Premature withdrawals from a retirement plan will result in adverse tax consequences.  Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

OTHER INFORMATION

The net asset value of a Fund’s shares will fluctuate and is determined as of the close trading on the NYSE (generally 4:00 p.m., Eastern Time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  However, the NYSE may close on days not included in that announcement.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Shares of the Funds may be exchanged for shares of the First American Prime Obligation Money Market Fund as provided in the Prospectuses.  U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, receives fees based on the average daily net asset value of the shares of the Fund exchanged into the Money Market Fund, as provided in that Fund’s Prospectus.  Please request a Prospectus for the fund from U.S. Bancorp Fund Services, LLC by calling 1-800-841-2858 before investing in the Money Market Fund.

The Automatic Investing Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in shares of a Fund at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price.  An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

Redemption-in-kind.  It is possible that conditions may exist in the future which would, in the opinion of the Board, make it undesirable for a Fund to pay for redemptions in cash.  In such cases the Board may authorize payment to be made in portfolio securities of the Fund.  However, each Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund’s net assets if that is less) in any 90-day period.  Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

Purchases-in-kind.  Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus for that Fund.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning certain tax matters relating to the securities.  Payment for shares of a Fund in the form of securities will generally be treated as a taxable sale of such securities by the shareholder.

FINANCIAL STATEMENTS

Each Fund’s Annual Report to shareholders for their fiscal year ended August 31, 2012 is a separate document supplied with this SAI, the financial statements, accompanying notes and report of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, appearing in such Annual Report are incorporated by reference in this SAI and are so incorporated by reference in reliance upon such report of Tait, Weller & Baker LLP given upon the authority of such firm as experts in auditing and accounting.

Copies of the Annual Report are available, upon request and without charge, by calling the Funds at 1-800-841-2858, or by writing to the following address: The Purisima Funds, 13100 Skyline Boulevard, Woodside, California 94062-4547.

The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Funds’ Prospectuses.  Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI, pursuant to the rules and regulations of the SEC.  The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

APPENDIX A

Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for commercial paper in which the Fund may invest:

“A-1” - Issue’s degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

“A-2” - Issue’s capacity for timely payment is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months.  The following summarizes the rating categories used by Moody’s for commercial paper in which the Funds may invest:

“Prime-1” - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations.  Prime-1 repayment capacity will normally be evidenced by the following capacities:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

The three rating categories of Duff & Phelps for investment grade commercial paper are “Duff 1,” “Duff 2” and “Duff 3.”  Duff & Phelps employs three designations, “Duff 1+,” “Duff 1” and “Duff 1-,” within the highest rating category.  The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Fund may invest:

“Duff 1+” - Debt possesses highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

“Duff 1” - Debt possesses very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

“Duff 1-” - Debt possesses high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

“Duff 2” - Debt possesses good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years.  The highest rating category of Fitch for short-term obligations is “F-1.”  Fitch employs two designations, “F-1+” and “F-1,” within the highest category.  The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

“F-1+” - Securities possess exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1” - Securities possess very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

Fitch may also use the symbol “LOC” with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure.  The following summarizes the ratings used by Thomson BankWatch in which the Fund may invest:

“TBW-1” - This designation represents Thomson BankWatch’s highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

“TBW-2” - this designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries.  The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Fund may invest:

“A1” - Obligations are supported by the highest capacity for timely repayment.  Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

“A2” - Obligations are supported by a good capacity for timely repayment.

Corporate Long-Term Investment Grade Debt Ratings

Standard & Poor’s Investment Grade Debt Ratings

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.  This assessment may take into consideration obligors such as guarantors, insurers, or lessees.  The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.  S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of  bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA -  Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA -  Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB  - Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Long-Term Investment Grade Debt Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated ‘Aa’ are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated ‘Baa’ are considered as medium-grade obligations (i.e, they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch Investors Service, Inc. Investment Grade Bond Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security.  The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security.  Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable.  Fitch does not audit or verify the truth or accuracy of such information.  Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA

Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA.= Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated ‘F-1+.’

A

Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

Bonds considered to be investment grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.  Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

Duff & Phelps, Inc. Long-Term Investment Grade Debt Ratings

These ratings represent a summary opinion of the issuer’s long-term fundamental quality.  Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer.  Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise.  The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.).  The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection.  Review of indenture restrictions is important to the analysis of a company’s operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary).  Ratings of ‘BBB-’ and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

Rating Scale	Definition
AAA	Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+ AA AA-	High credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.
A+ A A-	Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic areas.

THE PURISIMA FUNDS

PART C
OTHER INFORMATION

Item 28.  Exhibits

(a)		Articles of Incorporation

(1)
Certificate of Trust is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on April 28, 1997.

(2)
Agreement and Declaration of Trust is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 1997.

(b)		By-Laws are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 1997.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference to the Registrant’s Agreement and Declaration of Trust and the By-Laws.

(d)		Investment Management Agreement

	(1)	Investment Management Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 1997.

(2)
Appendix to the Investment Management Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed with the SEC on July 18, 2005.

(e)		Distribution Agreement

	(1)	Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed with the SEC on December 23, 2004.

(A)
Amendment to the Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(f)		Bonus or Profit Sharing Contracts – Not Applicable.

(g)		Custody Agreement

	(1)	Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed with the SEC on December 19, 2000.

(A)
Amendment dated November 1, 2005 to the Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(B)
Second Amendment dated January 26, 2006 to the Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(2)
Special Custody Account Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(3)
Appendix A dated June 30, 2006 to the Special Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(4)
Special Custody Account Agreement (Short Sales) is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(5)	Global Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed with the SEC on November 28, 2007.

(h)		Other Material Contracts

(1)
Powers of Attorney for Pierson Clair, Grover Wickersham and Brian Morse are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form
N-1A, filed with the SEC on September 29, 1998.

(2)
Power of Attorney for Scott LeFevre is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on December 28, 2001.

(3)
Amended and Restated Operating Expenses Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed with the SEC on July 18, 2005.

(4)
Fund Administration Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(5)
Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(6)
Fund Accounting Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(7)
Power of Attorney for Alfred McKelvey is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed with the SEC on December 1, 2006.

(i)
Opinion and Consent of Legal Counsel is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed with the SEC on October 7, 2005.

(j)		Consent of Independent Registered Public Accounting Firm – Filed Herewith.

(k)		Omitted Financial Statements – Not Applicable.

(l)		Subscription Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 1997.

(m)		Rule 12b-1 Plan

	(1)	Service and Distribution Plan is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 1997.

(A)
Amended Service and Distribution Plan is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed with the SEC on November 14, 1997.

(B)
Second Amended Service and Distribution Plan is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed with the SEC on July 18, 2005.

(n)		Rule 18f-3 Plan – Not Applicable.

(o)		Reserved

(p)		Code of Ethics

(1)
Joint Code of Ethics for Fisher Investments and The Purisima Funds is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed with the SEC on December 14, 2011.

(2)
Code of Ethics for Quasar Distributors is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on December 28, 2001.

Item 29.  Persons Controlled by or Under Common Control with Registrant

 The Registrant neither controls any person nor is under common control with any other person.

Item 30.  Indemnification

The Registrant's Board of Trustees has adopted the following By-law provisions which are in full force and effect and have not been modified or canceled:

ARTICLE VI
INDEMNIFICATION OF TRUSTEES OFFICERS
EMPLOYEES AND OTHER AGENTS

Section 1.  AGENTS, PROCEEDINGS AND EXPENSES.  For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

Section 2.  ACTIONS OTHER THAN BY TRUST.  The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:  (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests, and (b) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding that he or she had no reasonable cause to believe the conduct of that person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interest of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 3.  ACTIONS BY THE TRUST.  The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4.  EXCLUSION OF INDEMNIFICATION.  Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5.  SUCCESSFUL DEFENSE BY AGENT.  To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred  by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6.  REQUIRED APPROVAL.  Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b) a written opinion by an independent legal counsel.

Section 7.  ADVANCE OF EXPENSES.  Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance:  (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification.  Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

Section 8.  OTHER CONTRACTUAL RIGHTS.  Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 9.  LIMITATIONS.  No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or  other amounts were paid which prohibits or otherwise limits indemnification; or

(b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 10.  INSURANCE.  Upon and in the event of a determination by the Board of Trustees of the Trust to purchase such insurance, the Trust shall purchase and maintain insurance on behalf of any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that the Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

Section 11.  FIDUCIARIES OF EMPLOYEE BENEFIT PLAN.  This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI.  Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

Insofar as indemnification for liability rising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 11 of the Investment Management Agreement between the Registrant and the Adviser provides for indemnification of the Adviser in connection with certain claims and liabilities to which the Adviser, in its capacity as the Registrant's investment adviser, may be subject.

Item 31.  Business and Other Connections of Investment Adviser

Fisher Asset Management, LLC d/b/a Fisher Investments, the Registrant's investment adviser, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals.  To the knowledge of Registrant, none of the directors or officers of Fisher Investments is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jacob Funds II
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Keystone Mutual Funds
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	Litman Gregory Funds Trust
Alpine Income Trust	LKCM Funds
Alpine Series Trust	LoCorr Investment Trust
Artio Global Investment Funds	Lord Asset Management Trust
Artio Select Opportunities Fund, Inc.	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Merger Fund
Brandywine Fund, Inc.	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator:

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

(c)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-(f), the required books and records are maintained at the principal offices of Registrant’s Adviser:

Fisher Investments
(The Purisima Funds)
13100 Skyline Boulevard
Woodside, CA 94062

(d)	With respect to Rules 31a-1(b)(iv) and (8), the required books and records are maintained at the offices of Registrant’s Transfer Agent and Accounting Services Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

(e)	With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of Registrant’s Principal Underwriter:

Quasar Distributors, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Item 34.  Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.  Undertakings

The Registrant hereby undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Woodside, State of California, on the 28th day of December, 2012.

THE PURISIMA FUNDS
(Registrant)

By: /s/ Kenneth L. Fisher
     Kenneth L. Fisher
     President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Kenneth L. Fisher	President (Principal Executive Officer)	December 28, 2012
Kenneth L. Fisher

/s/ Katherine Taylor	Treasurer (Principal Financial and Accounting Officer)	December 28, 2012
Katherine Taylor

/s/ Bryan F. Morse*	Trustee	December 28, 2012
Bryan F. Morse

/s/ Grover T. Wickersham*	Trustee	December 28, 2012
Grover T. Wickersham

/s/ Pierson E. Clair, III*	Trustee	December 28, 2012
Pierson E. Clair, III

/s/ Alfred D. McKelvy, Jr.*	Trustee	December 28, 2012
Alfred D. McKelvy, Jr.

/s/ Scott LeFevre*	Trustee	December 28, 2012
Scott LeFevre

* By: /s/ Kenneth L. Fisher		December 28, 2012
Kenneth L. Fisher
Attorney-in-fact pursuant to Powers of Attorney filed September 29, 1998, December 28, 2001 and December 1, 2006.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j